UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05344

WILLIAM BLAIR FUNDS

(Exact name of registrant as specified in charter)

150 NORTH RIVERSIDE PLAZA CHICAGO, IL 60606

(Address of principal executive offices) (Zip code)

Stephanie G. Braming, Principal Executive Officer, William Blair Funds.

150 North Riverside Plaza

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-236-1600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments

Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—37.0%
*	Adobe Systems, Inc.	19,470	$5,256
*	Alphabet, Inc. Class “A”	20,165	24,341
	Booz Allen Hamilton Holding Corporation	82,631	4,101
*	Carbon Black, Inc.	81,032	1,716
*	Cars.com, Inc.	64,147	1,771
	Dolby Laboratories, Inc.	72,966	5,105
*	Facebook, Inc. Class “A”	42,818	7,042
*	Guidewire Software, Inc.	24,237	2,448
	Mastercard, Inc. Class “A”	67,055	14,927
*	MaxLinear, Inc.	126,274	2,510
	Microsoft Corporation	233,158	26,666
	National Instruments Corporation	64,551	3,120
*	Pure Storage, Inc.	237,828	6,172
*	Red Hat, Inc.	35,967	4,902
*	Rogers Corporation	14,704	2,166
	Sabre Corporation	137,099	3,576
	Texas Instruments, Inc.	55,260	5,929
*	Ultimate Software Group, Inc.	7,801	2,513
*	Worldpay, Inc. Class “A”	86,138	8,723
			132,984
	Consumer Discretionary—19.5%
*	Amazon.com, Inc.	11,957	23,950
*	Burlington Stores, Inc.	21,975	3,580
	Domino’s Pizza, Inc.	14,219	4,192
*	Grand Canyon Education, Inc.	42,203	4,761
*	Hilton Grand Vacations, Inc.	116,660	3,861
*	Laureate Education, Inc.	181,404	2,801
*	Live Nation Entertainment, Inc.	86,121	4,691
	Six Flags Entertainment Corporation	65,359	4,563
	Starbucks Corporation	94,766	5,387
	Steven Madden, Ltd.	53,499	2,830
*	Ulta Salon Cosmetics & Fragrance, Inc.	26,499	7,476
	Vail Resorts, Inc.	7,472	2,050
			70,142
	Health Care—14.5%
	Agilent Technologies, Inc.	69,075	4,873
*	Codexis, Inc.	122,961	2,109
*	Ligand Pharmaceuticals, Inc.	12,280	3,371
	Stryker Corporation	39,183	6,962
	Teleflex, Inc.	17,289	4,600
	UnitedHealth Group, Inc.	53,079	14,121
*	Veeva Systems, Inc.	35,386	3,852
	West Pharmaceutical Services, Inc.	30,894	3,814
	Zoetis, Inc.	91,696	8,396
			52,098
	Industrials—11.9%
	BWX Technologies, Inc.	115,302	7,211
*	Copart, Inc.	72,226	3,722
*	CoStar Group, Inc.	12,538	5,276
	Healthcare Services Group, Inc.	85,637	3,479
	Raytheon Co.	42,010	8,682

See accompanying Notes to Portfolio of Investments.

Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Industrials — (continued)
*	The Middleby Corporation	34,697	$4,488
*	Verisk Analytics, Inc.	54,064	6,517
	Wabtec Corporation	33,608	3,525
			42,900
	Financials—6.6%
	East West Bancorp, Inc.	46,939	2,834
*	Encore Capital Group, Inc.	72,387	2,595
	Intercontinental Exchange, Inc.	127,647	9,560
	The Progressive Corporation	120,699	8,574
			23,563
	Consumer Staples—6.5%
	Costco Wholesale Corporation	25,772	6,053
*	Monster Beverage Corporation	94,766	5,523
	The Coca-Cola Co.	152,530	7,045
	The Estee Lauder Cos., Inc. Class “A”	31,831	4,626
			23,247
	Materials—3.5%
	Ball Corporation	131,525	5,786
	Praxair, Inc.	42,818	6,882
			12,668
	Total Common Stocks—99.5% (cost $224,816)		357,602
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.420% dated 9/28/18, due 10/1/18, repurchase price $1,911, collateralized by Federal National Mortgage Association, 1.625%, due 1/21/20	$1,911	1,911
	Total Repurchase Agreement—0.5% (cost $1,911)		1,911
	Total Investments—100.0% (cost $226,727)		359,513
	Cash and other assets, less liabilities—0.0%		62
	Net assets—100.0%		$359,575

* = Non-income producing security

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—39.4%
	Accenture plc†	42,600	$7,250
	Activision Blizzard, Inc.	39,100	3,253
*	Adobe Systems, Inc.	20,340	5,491
*	Alphabet, Inc. Class “A”	8,390	10,127
*	Alphabet, Inc. Class “C”	4,036	4,817
*	Facebook, Inc.	38,800	6,381
	Intuit, Inc.	22,690	5,160
	Mastercard, Inc.	34,530	7,687
	Microsoft Corporation	148,370	16,969
*	PayPal Holdings, Inc.	53,530	4,702
*	Red Hat, Inc.	30,490	4,155
	Texas Instruments, Inc.	49,810	5,344
			81,336
	Consumer Discretionary—16.9%
*	Amazon.com, Inc.	8,360	16,745
*	Live Nation Entertainment, Inc.	104,410	5,687
	McDonald’s Corporation	29,160	4,878
*	Netflix, Inc.	11,570	4,329
	Starbucks Corporation	55,000	3,126
			34,765
	Health Care—13.9%
*	ABIOMED, Inc.	7,700	3,463
*	Biogen, Inc.	5,590	1,975
	Stryker Corporation	32,500	5,774
	UnitedHealth Group, Inc.	36,610	9,740
	Zoetis, Inc.	83,780	7,671
			28,623
	Industrials—11.8%
*	Copart, Inc.	54,650	2,816
	Equifax, Inc.	22,230	2,903
	Fortive Corporation	55,640	4,685
	Raytheon Co.	25,870	5,346
*	TransDigm Group, Inc.	8,660	3,224
*	Verisk Analytics, Inc.	44,600	5,377
			24,351
	Consumer Staples—6.9%
*	Monster Beverage Corporation	92,840	5,411
	The Coca-Cola Co.	108,450	5,009
	The Estee Lauder Cos., Inc. Class “A”	26,110	3,794
			14,214
	Financials—5.5%
	Intercontinental Exchange, Inc.	64,490	4,830
	The Progressive Corporation	92,330	6,559
			11,389

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Materials—2.7%
	Praxair, Inc.	34,180	$5,494
	Energy—1.5%
	EOG Resources, Inc.	25,070	3,198
	Real Estate—0.7%
*	SBA Communications Corporation	8,900	1,430
	Total Common Stocks—99.3% (cost $134,903)		204,800
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.420% dated 9/28/18, due 10/1/18, repurchase price $1,539, collateralized by Federal National Mortgage Association, 1.625%, due 1/21/20	$1,539	1,539
	Total Repurchase Agreement—0.7% (cost $1,539)		1,539
	Total Investments—100.0% (cost $136,442)		206,339
	Liabilities, plus cash and other assets—0.0%		(38)
	Net assets—100.0%		$206,301

† = U.S. listed foreign security

* = Non-income producing security

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—28.0%
	Analog Devices, Inc.	9,520	$880
*	Arista Networks, Inc.	3,895	1,036
	Booz Allen Hamilton Holding Corporation	36,669	1,820
	CDK Global, Inc.	12,545	785
	Dolby Laboratories, Inc.	10,160	711
	Global Payments, Inc.	12,890	1,642
*	GoDaddy, Inc.	16,195	1,350
*	Guidewire Software, Inc.	9,505	960
	j2 Global, Inc.	7,870	652
	Microchip Technology, Inc.	11,845	935
*	Pure Storage, Inc.	38,670	1,003
*	Red Hat, Inc.	6,940	946
	Sabre Corporation	31,353	818
*	Tyler Technologies, Inc.	3,905	957
*	Ultimate Software Group, Inc.	4,255	1,371
*	WEX, Inc.	6,460	1,297
*	Worldpay, Inc. Class “A”	20,029	2,028
			19,191
	Industrials—19.6%
	BWX Technologies, Inc.	30,724	1,922
*	Copart, Inc.	24,845	1,280
*	CoStar Group, Inc.	4,284	1,803
	Equifax, Inc.	11,360	1,483
	Fortive Corporation	13,490	1,136
*	The Middleby Corporation	10,860	1,405
*	Verisk Analytics, Inc.	11,915	1,436
	Wabtec Corporation	9,805	1,028
	Waste Connections, Inc.†	10,515	839
	Xylem, Inc.	14,110	1,127
			13,459
	Health Care—17.5%
*	ABIOMED, Inc.	2,270	1,021
	Agilent Technologies, Inc.	16,715	1,179
*	Centene Corporation	10,123	1,466
*	DexCom, Inc.	8,300	1,187
	Encompass Health Corporation	21,480	1,674
*	IDEXX Laboratories, Inc.	3,135	783
*	Mettler-Toledo International, Inc.	2,245	1,367
	Teleflex, Inc.	4,695	1,249
*	Veeva Systems, Inc.	11,471	1,249
	West Pharmaceutical Services, Inc.	6,660	822
			11,997
	Consumer Discretionary—17.2%
	Aptiv plc†	12,435	1,043
*	CarMax, Inc.	8,740	653
	Domino’s Pizza, Inc.	2,900	855
*	Live Nation Entertainment, Inc.	29,985	1,633
*	Mohawk Industries, Inc.	3,800	666
	Ross Stores, Inc.	21,350	2,116
	Six Flags Entertainment Corporation	23,040	1,609
*	Ulta Salon Cosmetics & Fragrance, Inc.	6,565	1,852

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Consumer Discretionary — (continued)
	Vail Resorts, Inc.	3,120	$856
*	Wayfair, Inc.	3,550	524
			11,807
	Materials—6.7%
*	Axalta Coating Systems, Ltd.†	19,480	568
	Ball Corporation	46,000	2,024
	Celanese Corporation	6,030	687
	Vulcan Materials Co.	11,790	1,311
			4,590
	Financials—6.4%
	Arthur J Gallagher & Co.	18,300	1,362
	Cboe Global Markets, Inc.	11,165	1,072
	East West Bancorp, Inc.	15,220	919
	The Progressive Corporation	14,925	1,060
			4,413
	Energy—1.5%
*	Parsley Energy, Inc.	35,985	1,053
	Consumer Staples—1.0%
	Conagra Brands, Inc.	20,920	711
	Real Estate—1.0%
*	SBA Communications Corporation	4,280	687
	Total Common Stocks—98.9% (cost $51,989)		67,908
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.420% dated 9/28/18, due 10/1/18, repurchase price $768, collateralized by Federal National Mortgage Association, 1.625%, due 1/21/20	$768	768
	Total Repurchase Agreement—1.1% (cost $768)		768
	Total Investments—100.0% (cost $52,757)		68,676
	Liabilities, plus cash and other assets—0.0%		(1)
	Net assets—100.0%		$68,675

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—22.6%
	BWX Technologies, Inc.	1,220,036	$76,301
*	Copart, Inc.	1,302,015	67,093
*	CoStar Group, Inc.	183,416	77,189
	Donaldson Co., Inc.	403,100	23,485
*	Genesee & Wyoming, Inc.	342,600	31,173
	Healthcare Services Group, Inc.	913,920	37,123
	HEICO Corporation	707,688	53,430
	Hexcel Corporation	732,162	49,092
	Ritchie Bros Auctioneers, Inc.†	789,013	28,507
*	SiteOne Landscape Supply, Inc.	351,663	26,494
*	Teledyne Technologies, Inc.	205,109	50,596
*	The Middleby Corporation	338,305	43,760
	Toro Co.	267,924	16,067
	TransUnion	761,306	56,017
			636,327
	Health Care—22.5%
*	Cambrex Corporation	566,126	38,723
*	Catalent, Inc.	1,018,869	46,410
*	DexCom, Inc.	417,820	59,765
	Encompass Health Corporation	887,227	69,159
*	Exact Sciences Corporation	611,424	48,254
*	Glaukos Corporation	580,621	37,682
*	Horizon Pharma plc†	2,399,865	46,989
*	Insulet Corporation	486,000	51,492
*	Ligand Pharmaceuticals, Inc.	242,018	66,432
*	Portola Pharmaceuticals, Inc.	421,100	11,214
*	Repligen Corporation	327,341	18,154
	Teleflex, Inc.	176,725	47,025
*	Veeva Systems, Inc.	526,573	57,328
	West Pharmaceutical Services, Inc.	276,564	34,147
			632,774
	Information Technology—21.1%
*	Aspen Technology, Inc.	316,500	36,053
	Booz Allen Hamilton Holding Corporation	1,248,643	61,970
*	Coherent, Inc.	119,987	20,661
*	Euronet Worldwide, Inc.	533,798	53,497
*	Fortinet, Inc.	404,000	37,277
*	GoDaddy, Inc.	542,420	45,232
*	Guidewire Software, Inc.	434,499	43,889
	j2 Global, Inc.	398,883	33,047
*	MaxLinear, Inc.	663,163	13,184
	National Instruments Corporation	691,345	33,413
*	Nice, Ltd.—ADR	250,703	28,698
*	Novanta, Inc.†	237,126	16,219
*	Pure Storage, Inc.	2,124,881	55,141
*	Rogers Corporation	339,875	50,070
*	Tyler Technologies, Inc.	116,327	28,507
*	WEX, Inc.	189,353	38,015
			594,873
	Consumer Discretionary—13.5%
*	Adtalem Global Education, Inc.	1,029,265	49,611

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary — (continued)
*	Burlington Stores, Inc.	242,600	$39,524
	Cable One, Inc.	19,022	16,808
	Domino’s Pizza, Inc.	142,480	42,003
*	Grand Canyon Education, Inc.	387,735	43,736
*	Hilton Grand Vacations, Inc.	956,788	31,670
*	Live Nation Entertainment, Inc.	994,585	54,175
	Six Flags Entertainment Corporation	819,877	57,244
*	Universal Electronics, Inc.	425,600	16,747
	Vail Resorts, Inc.	97,496	26,755
*	Weight Watchers International, Inc.	42,909	3,089
			381,362
	Financials—7.2%
	Bank OZK	628,602	23,862
	BrightSphere Investment Group plc†	990,576	12,283
	Cboe Global Markets, Inc.	449,056	43,091
	East West Bancorp, Inc.	292,121	17,635
*	Encore Capital Group, Inc.	674,727	24,189
	FirstCash, Inc.	445,183	36,505
*	LendingTree, Inc.	111,788	25,723
	Virtu Financial, Inc.	913,337	18,678
			201,966
	Materials—6.0%
*	Axalta Coating Systems, Ltd.†	777,211	22,663
	Ball Corporation	1,243,459	54,700
	Celanese Corporation	369,658	42,141
	Martin Marietta Materials, Inc.	267,819	48,730
			168,234
	Real Estate—2.7%
	Colliers International Group, Inc.†	263,945	20,469
	FirstService Corporation†	331,198	28,039
	Jones Lang LaSalle, Inc.	179,281	25,874
			74,382
	Energy—1.5%
	Diamondback Energy, Inc.	137,960	18,651
*	Parsley Energy, Inc.	843,936	24,685
			43,336
	Consumer Staples—0.8%
	Nu Skin Enterprises, Inc.	282,122	23,252
	Total Common Stocks—97.9% (cost $2,170,652)		2,756,506

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 0.420% dated 9/28/18, due 10/1/18, repurchase price $39,763, collateralized by U.S. Treasury Note, 1.625%, due 12/31/19	$39,762	$39,762
Total Repurchase Agreement—1.4% (cost $39,762)		39,762
Total Investments—99.3% (cost $2,210,414)		2,796,268
Cash and other assets, less liabilities—0.7%		18,829
Net assets—100.0%		$2,815,097

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—20.7%
	American Financial Group, Inc.	204	$23
	CNO Financial Group, Inc.	890	19
*	E*TRADE Financial Corporation	379	20
	East West Bancorp, Inc.	488	29
	First American Financial Corporation	341	18
	FNB Corporation	1,747	22
	Hancock Whitney Corporation	452	21
	Hanover Insurance Group, Inc.	215	26
	Home BancShares, Inc.	1,095	24
	Iberiabank Corporation	351	29
	National Bank Holdings Corporation	257	10
	PacWest Bancorp	593	28
	Radian Group, Inc.	1,383	29
	Selective Insurance Group, Inc.	402	26
	Sterling Bancorp	1,312	29
*	SVB Financial Group	100	31
	Umpqua Holdings Corporation	1,009	21
	Voya Financial, Inc.	614	30
*	Western Alliance Bancorp	415	24
	WSFS Financial Corporation	515	24
			483
	Real Estate—14.3%
	Acadia Realty Trust	1,103	31
	American Assets Trust, Inc.	693	26
	American Campus Communities, Inc.	837	35
	Camden Property Trust	265	25
	Columbia Property Trust, Inc.	1,285	30
	Douglas Emmett, Inc.	541	20
	EPR Properties	495	34
*	Equity Commonwealth	763	25
	Equity LifeStyle Properties, Inc.	244	24
	Healthcare Realty Trust, Inc.	1,002	29
	Pebblebrook Hotel Trust	807	29
	Terreno Realty Corporation	672	25
			333
	Industrials—13.3%
	Acuity Brands, Inc.	184	29
	Brady Corporation	655	29
	Carlisle Cos., Inc.	229	28
	Crane Co.	300	29
*	Gardner Denver Holdings, Inc.	974	27
	GrafTech International, Ltd.	1,576	31
	IDEX Corporation	153	23
	Knight-Swift Transportation Holdings, Inc.	779	27
	Toro Co.	465	28
	UniFirst Corporation	158	27
*	WABCO Holdings, Inc.	253	30
			308
	Consumer Discretionary—9.8%
*	Adtalem Global Education, Inc.	648	31
*	Cavco Industries, Inc.	105	27

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary — (continued)
	Churchill Downs, Inc.	96	$27
	Dunkin’ Brands Group, Inc.	394	29
	Gentex Corporation	1,333	29
*	Michael Kors Holdings, Ltd.†	405	28
	Six Flags Entertainment Corporation	422	29
	Wolverine World Wide, Inc.	747	29
			229
	Information Technology—9.7%
	Avnet, Inc.	537	24
	Belden, Inc.	501	36
	Booz Allen Hamilton Holding Corporation	557	27
*	Cadence Design Systems, Inc.	618	28
	CDK Global, Inc.	358	22
	j2 Global, Inc.	397	33
*	LiveRamp Holdings, Inc.	584	29
	MAXIMUS, Inc.	411	27
			226
	Energy—8.0%
*	Forum Energy Technologies, Inc.	1,893	20
*	Parsley Energy, Inc.	1,085	32
	Patterson-UTI Energy, Inc.	1,371	23
	Range Resources Corporation	1,840	31
	Targa Resources Corporation	698	39
*	WPX Energy, Inc.	1,971	40
			185
	Utilities—6.1%
	Alliant Energy Corporation	663	28
	Aqua America, Inc.	772	29
	Atmos Energy Corporation	309	29
	IDACORP, Inc.	295	29
	ONE Gas, Inc.	336	28
			143
	Materials—6.0%
	Carpenter Technology Corporation	529	31
	FMC Corporation	244	21
	Minerals Technologies, Inc.	257	17
	PolyOne Corporation	577	25
	Sensient Technologies Corporation	230	18
	Steel Dynamics, Inc.	572	26
			138
	Health Care—5.3%
	CONMED Corporation	210	17
	Encompass Health Corporation	431	34
*	Hologic, Inc.	642	26
*	Magellan Health, Inc.	201	14
	PerkinElmer, Inc.	341	33
			124

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Consumer Staples—3.1%
Ingredion, Inc.	205	$22
J&J Snack Foods Corporation	134	20
Lamb Weston Holdings, Inc.	450	30
		72
Total Common Stocks—96.3% (cost $1,887)		2,241
Exchange-Traded Fund
iShares Russell 2000 Value ETF	378	50
Total Exchange-Traded Fund—2.1% (cost $50)		50
Total Investments—98.4% (cost $1,937)		2,291
Cash and other assets, less liabilities—1.6%		37
Net assets—100.0%		$2,328

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—22.1%
*	Agilysys, Inc.	613,310	$9,997
*	Carbon Black, Inc.	251,620	5,329
*	Cars.com, Inc.	227,188	6,272
*	Coherent, Inc.	30,276	5,213
*	EPAM Systems, Inc.	63,684	8,769
*	Etsy, Inc.	125,884	6,468
*	Euronet Worldwide, Inc.	74,940	7,511
*	GreenSky, Inc.	397,800	7,160
*	Guidewire Software, Inc.	86,487	8,736
	j2 Global, Inc.	137,082	11,357
	Littelfuse, Inc.	31,693	6,272
*	LivePerson, Inc.	295,907	7,679
*	MaxLinear, Inc.	402,949	8,011
*	Nice, Ltd.—ADR	67,233	7,696
*	Novanta, Inc.†	54,799	3,748
*	Nuance Communications, Inc.	436,000	7,552
*	Pure Storage, Inc.	413,756	10,737
*	RealPage, Inc.	120,551	7,944
*	Rogers Corporation	52,725	7,768
*	Varonis Systems, Inc.	156,660	11,475
*	WNS Holdings, Ltd.—ADR	146,912	7,456
			163,150
	Consumer Discretionary—18.8%
*	Adtalem Global Education, Inc.	223,633	10,779
*	Aspen Group, Inc.	690,140	4,693
*	Boot Barn Holdings, Inc.	416,898	11,844
	Cable One, Inc.	10,750	9,499
	Dave & Buster’s Entertainment, Inc.	145,140	9,611
	Dine Brands Global, Inc.	67,830	5,515
*	Gentherm, Inc.	197,863	8,993
*	Golden Entertainment, Inc.	268,005	6,435
*	Grand Canyon Education, Inc.	65,163	7,350
*	Hilton Grand Vacations, Inc.	235,774	7,804
*	Laureate Education, Inc.	549,393	8,483
	LCI Industries	66,351	5,494
	Lithia Motors, Inc.	77,899	6,361
	Nutrisystem, Inc.	279,015	10,338
	Six Flags Entertainment Corporation	136,903	9,559
	Steven Madden, Ltd.	162,025	8,571
*	Universal Electronics, Inc.	158,263	6,228
*	Weight Watchers International, Inc.	11,090	798
			138,355
	Industrials—18.3%
	Albany International Corporation	111,375	8,854
*	Armstrong World Industries, Inc.	118,483	8,247
*	Blue Bird Corporation	502,974	12,323
*	BlueLinx Holdings, Inc.	77,900	2,453
	BWX Technologies, Inc.	168,239	10,522
*	Casella Waste Systems, Inc.	264,210	8,206
	Douglas Dynamics, Inc.	190,129	8,347
	ESCO Technologies, Inc.	114,036	7,760
*	Genesee & Wyoming, Inc.	83,827	7,628

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Industrials — (continued)
	Healthcare Services Group, Inc.	262,227	$10,652
	John Bean Technologies Corporation	97,151	11,590
	Luxfer Holdings plc†	327,835	7,622
*	Mercury Systems, Inc.	170,196	9,415
	Ritchie Bros Auctioneers, Inc.†	239,035	8,636
*	SiteOne Landscape Supply, Inc.	78,488	5,913
*	Willdan Group, Inc.	206,424	7,010
			135,178
	Health Care—16.9%
*	Cambrex Corporation	196,829	13,463
*	Catalent, Inc.	211,518	9,635
*	Codexis, Inc.	557,303	9,558
*	CryoLife, Inc.	212,967	7,496
	Encompass Health Corporation	156,867	12,228
*	Glaukos Corporation	137,231	8,906
*	Hanger, Inc.	395,040	8,229
*	Horizon Pharma plc†	699,330	13,693
*	Intersect ENT, Inc.	162,313	4,666
*	LHC Group, Inc.	110,775	11,409
*	Ligand Pharmaceuticals, Inc.	50,529	13,870
*	Portola Pharmaceuticals, Inc.	129,140	3,439
*	Repligen Corporation	64,331	3,568
	Simulations Plus, Inc.	252,010	5,090
			125,250
	Financials—8.6%
*	Axos Financial, Inc.	118,771	4,085
*	Encore Capital Group, Inc.	283,788	10,174
	FirstCash, Inc.	107,968	8,853
	Glacier Bancorp, Inc.	153,725	6,624
	Home BancShares, Inc.	367,584	8,050
*	LendingTree, Inc.	21,330	4,908
	Meta Financial Group, Inc.	89,480	7,396
*	Triumph Bancorp, Inc.	157,078	6,000
	Virtu Financial, Inc.	379,134	7,753
			63,843
	Consumer Staples—3.6%
	Calavo Growers, Inc.	99,821	9,643
	Nu Skin Enterprises, Inc.	88,738	7,314
*	Primo Water Corporation	542,073	9,784
			26,741
	Real Estate—3.0%
	Colliers International Group, Inc.†	98,274	7,621
	CoreSite Realty Corporation	60,724	6,749
	FirstService Corporation†	90,197	7,636
			22,006

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Energy—2.2%
*	Callon Petroleum Co.	411,713	$4,936
*	Carrizo Oil & Gas, Inc.	170,342	4,293
*	Centennial Resource Development, Inc.	326,120	7,126
			16,355
	Communication Services—1.2%
*	ORBCOMM, Inc.	846,015	9,188
	Materials—0.9%
	Orion Engineered Carbons S.A.†	206,152	6,617
	Total Common Stocks—95.6% (cost $548,817)		706,683
	Exchange-Traded Fund
	iShares Russell 2000 Growth ETF	30,939	6,654
	Total Exchange-Traded Fund—0.9% (cost $5,965)		6,654
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.420% dated 9/28/18, due 10/1/18, repurchase price $23,323, collateralized by Federal National Mortgage Association, 1.500%-1.625%, due 1/21/20-6/22/20, and U.S. Treasury Note, 1.625%, due 12/31/19	$23,323	23,323
	Total Repurchase Agreement—3.1% (cost $23,323)		23,323
	Total Investments—99.6% (cost $578,105)		736,660
	Cash and other assets, less liabilities—0.4%		2,668
	Net assets—100.0%		$739,328

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—25.1%
	Banc of California, Inc.	205,050	$3,876
	Banner Corporation	121,028	7,524
	Boston Private Financial Holdings, Inc.	409,249	5,586
	CNO Financial Group, Inc.	247,225	5,246
	CoBiz Financial, Inc.	211,264	4,677
	CVB Financial Corporation	213,264	4,760
	FNB Corporation	589,278	7,496
	Glacier Bancorp, Inc.	158,042	6,810
	Hancock Whitney Corporation	144,660	6,879
	Hanover Insurance Group, Inc.	70,549	8,704
	Home BancShares, Inc.	349,030	7,644
	Iberiabank Corporation	110,359	8,978
	National Bank Holdings Corporation	170,893	6,434
	OceanFirst Financial Corporation	205,808	5,602
	Radian Group, Inc.	442,535	9,147
	Renasant Corporation	162,106	6,680
	Sandy Spring Bancorp, Inc.	138,648	5,450
*	Seacoast Banking Corporation of Florida	241,213	7,043
	Selective Insurance Group, Inc.	161,176	10,235
	Sterling Bancorp	403,915	8,886
	Umpqua Holdings Corporation	266,029	5,533
*	Western Alliance Bancorp	141,105	8,028
	WSFS Financial Corporation	167,441	7,895
			159,113
	Industrials—11.9%
	Acuity Brands, Inc.	43,705	6,871
	Brady Corporation	215,751	9,439
*	Continental Building Products, Inc.	157,210	5,903
	GrafTech International, Ltd.	329,754	6,434
	Interface, Inc.	237,876	5,554
	Matson, Inc.	144,505	5,728
	Moog, Inc.	72,415	6,226
*	Northwest Pipe Co.	152,107	3,004
*	Rexnord Corporation	164,055	5,053
*	Saia, Inc.	58,015	4,435
	Simpson Manufacturing Co., Inc.	82,157	5,953
	The Timken Co.	96,670	4,819
	UniFirst Corporation	34,726	6,030
			75,449
	Consumer Discretionary—11.2%
	Abercrombie & Fitch Co.	258,540	5,460
*	Adtalem Global Education, Inc.	150,726	7,265
*	Cavco Industries, Inc.	28,865	7,303
	Dana, Inc.	306,683	5,726
	Dave & Buster’s Entertainment, Inc.	131,195	8,688
	Meredith Corporation	114,425	5,841
	Nutrisystem, Inc.	141,105	5,228
*	Penn National Gaming, Inc.	212,075	6,982
	Six Flags Entertainment Corporation	95,115	6,641
*	TopBuild Corporation	85,239	4,843
	Wolverine World Wide, Inc.	181,416	7,084
			71,061

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Real Estate—11.2%
	Acadia Realty Trust	295,250	$8,276
	Agree Realty Corporation	116,150	6,170
	American Assets Trust, Inc.	209,032	7,795
	Columbia Property Trust, Inc.	315,135	7,450
*	Equity Commonwealth	162,360	5,210
	Healthcare Realty Trust, Inc.	267,611	7,830
	Highwoods Properties, Inc.	153,366	7,248
	Pebblebrook Hotel Trust	175,282	6,375
	Sunstone Hotel Investors, Inc.	385,620	6,308
	Terreno Realty Corporation	214,348	8,081
			70,743
	Information Technology—10.6%
	Avnet, Inc.	148,810	6,662
	Belden, Inc.	133,732	9,550
	Booz Allen Hamilton Holding Corporation	166,083	8,243
*	Ciena Corporation	180,910	5,652
*	Inphi Corporation	165,649	6,291
	j2 Global, Inc.	98,840	8,189
*	LiveRamp Holdings, Inc.	156,970	7,756
*	Semtech Corporation	127,465	7,087
*	Viavi Solutions, Inc.	695,945	7,892
			67,322
	Energy—7.9%
	Archrock, Inc.	504,363	6,153
*	Callon Petroleum Co.	698,024	8,369
*	Extraction Oil & Gas, Inc.	327,770	3,700
*	Forum Energy Technologies, Inc.	377,065	3,903
*	Halcon Resources Corporation	870,180	3,890
*	Newpark Resources, Inc.	540,949	5,599
*	PDC Energy, Inc.	125,433	6,141
	Range Resources Corporation	373,675	6,349
*	Solaris Oilfield Infrastructure, Inc.	311,121	5,877
			49,981
	Utilities—5.9%
	ALLETE, Inc.	79,275	5,947
	El Paso Electric Co.	103,920	5,944
	IDACORP, Inc.	66,740	6,623
	ONE Gas, Inc.	81,307	6,690
	South Jersey Industries, Inc.	177,012	6,243
	Southwest Gas Holdings, Inc.	79,581	6,289
			37,736
	Health Care—5.9%
	CONMED Corporation	128,652	10,192
	Encompass Health Corporation	143,896	11,216
*	Integer Holdings Corporation	128,823	10,686
*	Magellan Health, Inc.	70,634	5,089
			37,183

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Materials—4.8%
	Carpenter Technology Corporation	124,926	$7,364
	Minerals Technologies, Inc.	82,408	5,571
	PolyOne Corporation	144,829	6,332
	Sensient Technologies Corporation	87,237	6,675
	Silgan Holdings, Inc.	167,088	4,645
			30,587
	Consumer Staples—2.9%
*	Darling Ingredients, Inc.	349,623	6,755
	J&J Snack Foods Corporation	53,188	8,025
	SpartanNash Co.	181,993	3,651
			18,431
	Communication Services—0.7%
*	Cincinnati Bell, Inc.	280,850	4,480
	Total Common Stocks—98.1% (cost $464,999)		622,086
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.420% dated 9/28/18, due 10/1/18, repurchase price $12,551, collateralized by Federal National Mortgage Association, 1.625%, due 1/21/20	$12,551	12,551
	Total Repurchase Agreement—2.0% (cost $12,551)		12,551
	Total Investments—100.1% (cost $477,550)		634,637
	Liabilities, plus cash and other assets—(0.1)%		(555)
	Net assets—100.0%		$634,082

* = Non-income producing security

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Western Hemisphere—60.2%
	Canada—3.0%
	Brookfield Asset Management, Inc. Class “A” (Capital markets)†	60,782	$2,706
	Suncor Energy, Inc. (Oil, gas & consumable fuels)	66,592	2,577
			5,283
	United States—57.2%
*	ABIOMED, Inc. (Health care equipment & supplies)	3,463	1,558
*	Adobe Systems, Inc. (Software)	11,469	3,096
*	Align Technology, Inc. (Health care equipment & supplies)	4,941	1,933
*	Alphabet, Inc. Class “A” (Internet software & services)	4,017	4,849
*	Amazon.com, Inc. (Internet & direct marketing retail)	2,843	5,695
	BlackRock, Inc. (Capital markets)	6,844	3,226
	Carnival Corporation (Hotels, restaurants & leisure)†	43,164	2,753
*	CoStar Group, Inc. (Professional services)	3,333	1,403
	Domino’s Pizza, Inc. (Hotels, restaurants & leisure)	8,139	2,399
	EOG Resources, Inc. (Oil, gas & consumable fuels)	19,948	2,545
*	Facebook, Inc. Class “A” (Interactive Media & Services)	17,844	2,935
	Fifth Third Bancorp (Banks)	95,377	2,663
*	Guidewire Software, Inc. (Software)	9,655	975
	Halliburton Co. (Energy equipment & services)	26,236	1,063
*	Illumina, Inc. (Life sciences tools & services)	2,629	965
	Intercontinental Exchange, Inc. (Capital markets)	39,592	2,965
*	Intuitive Surgical, Inc. (Health care equipment & supplies)	2,869	1,647
	JPMorgan Chase & Co. (Banks)	34,176	3,856
	Mastercard, Inc. Class “A” (IT services)	16,793	3,738
	NextEra Energy, Inc. (Electric utilities)	12,913	2,164
	Pioneer Natural Resources Co. (Oil, gas & consumable fuels)	7,010	1,221
	Prologis, Inc. (Equity REIT)	23,797	1,613
	Raytheon Co. (Aerospace & defense)	15,506	3,204
	Roper Technologies, Inc. (Industrial conglomerates)	8,387	2,484
*	salesforce.com, Inc. (Software)	17,597	2,798
	Southwest Airlines Co. (Airlines)	40,343	2,519
	The Boeing Co. (Aerospace & defense)	9,357	3,480
	The Estee Lauder Cos., Inc. Class “A” (Personal products)	21,878	3,179
	The Goldman Sachs Group, Inc. (Capital markets)	11,791	2,644
	The Home Depot, Inc. (Specialty retail)	17,109	3,544
	Thermo Fisher Scientific, Inc. (Life sciences tools & services)	10,881	2,656
*	Ulta Salon Cosmetics & Fragrance, Inc. (Specialty retail)	7,290	2,057
	Union Pacific Corporation (Road & rail)	21,869	3,561
	UnitedHealth Group, Inc. (Health care providers & services)	16,064	4,274
	Vail Resorts, Inc. (Hotels, restaurants & leisure)	8,084	2,218
	Watsco, Inc. (Trading companies & distributors)	8,651	1,541
*	Weight Watchers International, Inc. (Diversified consumer services)	22,482	1,619
*	Worldpay, Inc. Class “A” (IT services)	34,352	3,479
	Zoetis, Inc. (Pharmaceuticals)	23,317	2,135
			102,654
	Europe—12.9%
	Denmark—2.4%
	Chr Hansen Holding A/S (Chemicals)	9,682	983
	DSV A/S (Road & rail)	15,950	1,450

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe—12.9%—(continued)
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	41,190	$1,939
			4,372
	France—1.8%
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	8,900	3,148
	Germany—0.8%
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	59,184	1,345
	Ireland—0.8%
	Allegion plc (Building products)†	16,433	1,488
	Netherlands—1.4%
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	75,294	2,585
	Sweden—2.7%
	Atlas Copco AB Class “A” (Machinery)	57,406	1,655
*	Epiroc AB Class “A” (Machinery)	87,344	976
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	39,238	2,300
			4,931
	Switzerland—3.0%
*	Lonza Group AG (Life sciences tools & services)	8,203	2,800
	Partners Group Holding AG (Capital markets)	3,141	2,492
			5,292
	Japan—7.6%
	Daikin Industries, Ltd. (Building products)	23,100	3,075
	Keyence Corporation (Electronic equipment, instruments & components)	4,900	2,845
	MISUMI Group, Inc. (Machinery)	29,900	774
	Nihon M&A Center, Inc. (Professional services)	27,200	816
	Nissan Chemical Corp. (Chemicals)	22,800	1,204
	ORIX Corporation (Diversified financial services)	121,000	1,962
	Shin-Etsu Chemical Co., Ltd. (Chemicals)	20,400	1,807
	Start Today Co., Ltd. (Internet & direct marketing retail)	39,200	1,187
			13,670
	Emerging Asia—7.5%
	China—4.3%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	16,684	2,749
	Huazhu Group, Ltd.—ADR (Hotels, restaurants & leisure)	38,572	1,246
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	105,000	1,347
	Tencent Holdings, Ltd. (Internet software & services)	57,200	2,361
			7,703
	India—1.2%
	HDFC Bank, Ltd.—ADR (Banks)	22,824	2,148
	Taiwan—2.0%
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	81,119	3,582

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Asia—6.0%
Australia—3.3%
CSL, Ltd. (Biotechnology)	20,996	$3,052
Macquarie Group, Ltd. (Capital markets)	31,062	2,830
		5,882
Hong Kong—2.7%
AIA Group, Ltd. (Insurance)	361,200	3,225
Galaxy Entertainment Group, Ltd. (Hotels, restaurants & leisure)	261,000	1,656
		4,881
United Kingdom—4.8%
Aptiv plc (Auto components)†	23,563	1,977
BHP Billiton plc (Metals & mining)	116,368	2,535
Compass Group plc (Hotels, restaurants & leisure)	118,466	2,634
Fevertree Drinks plc (Beverages)	29,008	1,364
		8,510
Total Common Stocks—99.0% (cost $124,001)		177,474
Repurchase Agreement
Fixed Income Clearing Corporation, 0.420% dated 9/28/18, due 10/1/18, repurchase price $1,707, collateralized by U.S. Treasury Note, 1.625%, due 12/31/19	$1,707	1,707
Total Repurchase Agreement—0.9% (cost $1,707)		1,707
Total Investments—99.9% (cost $125,708)		179,181
Cash and other assets, less liabilities—0.1%		153
Net assets—100.0%		$179,334

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

† = U.S. listed foreign security

* = Non-income producing security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

At September 30, 2018, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	20.9%
Consumer Discretionary	18.9%
Financials	17.3%
Industrials	16.0%
Health Care	12.9%
Energy	5.6%
Materials	3.7%
Consumer Staples	2.6%
Utilities	1.2%
Real Estate	0.9%
Total	100.0%

At September 30, 2018, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	66.8%
Japanese Yen	7.7%
Hong Kong Dollar	4.8%
Euro	4.0%
British Pound Sterling	3.7%
Australian Dollar	3.3%
Swiss Franc	3.0%
Swedish Krona	2.8%
Danish Krone	2.5%
Canadian Dollar	1.4%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—44.9%
	Belgium—1.6%
	KBC Group N.V. (Banks)	100,072	$7,448
	Denmark—4.9%
	Coloplast A/S Class “B” (Health care equipment & supplies)	74,264	7,594
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	149,279	7,028
	Orsted A/S—144A (Electric utilities)	125,702	8,539
			23,161
	France—11.9%
	Airbus SE (Aerospace & defense)	93,553	11,751
	Arkema S.A. (Chemicals)	53,383	6,613
	Capgemini SE (IT services)	73,248	9,219
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	30,362	10,738
	Safran S.A. (Aerospace & defense)	79,231	11,103
	Total S.A. (Oil, gas & consumable fuels)	102,162	6,623
			56,047
	Germany—3.9%
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	231,284	5,255
	Rational AG (Machinery)	7,786	5,641
	SAP SE (Software)	60,744	7,476
			18,372
	Ireland—1.6%
	Kingspan Group plc (Building products)	158,692	7,400
	Luxembourg—1.0%
	Tenaris S.A. (Energy equipment & services)	280,462	4,699
	Netherlands—4.7%
*	Adyen N.V.—144A (IT services)	2,756	2,250
	Koninklijke Philips N.V. (Health care equipment & supplies)	235,638	10,734
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	262,394	9,010
			21,994
	Spain—4.1%
	ACS Actividades de Construccion y Servicios S.A. (Construction & engineering)	192,150	8,183
	Amadeus IT Group S.A. (IT services)	118,925	11,049
			19,232
	Sweden—3.9%
	Atlas Copco AB Class “A” (Machinery)	227,986	6,572
*	Epiroc AB Class “A” (Machinery)	346,903	3,876
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	131,642	7,717
			18,165
	Switzerland—7.3%
	Geberit AG (Building products)	13,153	6,101
*	Lonza Group AG (Life sciences tools & services)	32,772	11,186
	Partners Group Holding AG (Capital markets)	10,448	8,288
*	Temenos AG (Software)	52,257	8,477
			34,052

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—12.5%
	BHP Billiton plc (Metals & mining)	456,839	$9,951
	Compass Group plc (Hotels, restaurants & leisure)	393,106	8,741
	Experian plc (Professional services)	340,170	8,737
	Ferguson plc (Trading companies & distributors)	88,495	7,515
	London Stock Exchange Group plc (Capital markets)	118,345	7,074
	RELX plc (Professional services)	302,466	6,371
	Segro plc (Equity REIT)	693,286	5,763
	St James’s Place plc (Capital markets)	290,597	4,333
			58,485
	Japan—11.0%
	Daikin Industries, Ltd. (Building products)	82,700	11,009
	Keyence Corporation (Electronic equipment, instruments & components)	19,700	11,440
	Nitori Holdings Co., Ltd. (Specialty retail)	44,800	6,425
	ORIX Corporation (Diversified financial services)	479,500	7,774
	Shiseido Co., Ltd. (Personal products)	115,900	8,975
	Suzuki Motor Corporation (Automobiles)	102,800	5,888
			51,511
	Emerging Asia—10.5%
	China—6.9%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	65,858	10,851
	China Merchants Bank Co., Ltd. Class “H” (Banks)	1,990,000	8,083
	NetEase, Inc.—ADR (Internet software & services)	18,791	4,289
	Tencent Holdings, Ltd. (Internet software & services)	227,200	9,380
			32,603
	India—1.1%
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	214,768	5,185
	Taiwan—2.5%
	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & semiconductor equipment)	1,359,000	11,684
	Canada—10.5%
	Brookfield Asset Management, Inc. Class “A” (Capital markets)†	213,115	9,490
	Canadian National Railway Co. (Road & rail)	123,535	11,085
	Dollarama, Inc. (Multiline retail)	161,980	5,103
	Rogers Communications, Inc. Class “B” (Wireless telecommunication services)	113,610	5,843
	Suncor Energy, Inc. (Oil, gas & consumable fuels)	168,625	6,525
	The Toronto-Dominion Bank (Banks)	180,537	10,970
			49,016
	Asia—9.0%
	Australia—5.2%
	Aristocrat Leisure, Ltd. (Hotels, restaurants & leisure)	243,166	4,999
	CSL, Ltd. (Biotechnology)	64,559	9,385
	Macquarie Group, Ltd. (Capital markets)	109,538	9,980
			24,364

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Asia—9.0%—(continued)
Hong Kong—3.8%
AIA Group, Ltd. (Insurance)	1,479,800	$13,213
Galaxy Entertainment Group, Ltd. (Hotels, restaurants & leisure)	740,000	4,694
		17,907
Emerging Europe, Mid-East, Africa—0.7%
South Africa—0.7%
Bid Corporation, Ltd. (Food & staples retailing)	169,026	3,525
Total Common Stocks—99.1% (cost $379,895)		464,850
Repurchase Agreement
Fixed Income Clearing Corporation, 0.420% dated 9/28/18, due 10/1/18, repurchase price $10,066, collateralized by Federal Home Loan Mortgage Corporation, 1.250%, due 10/2/19	$10,065	10,065
Total Repurchase Agreement—2.2% (cost $10,065)		10,065
Total Investments—101.3% (cost $389,960)		474,915
Liabilities, plus cash and other assets—(1.3)%		(6,029)
Net assets—100.0%		$468,886

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

At September 30, 2018, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	22.6%
Information Technology	21.3%
Financials	19.8%
Consumer Discretionary	10.0%
Health Care	9.9%
Energy	5.8%
Materials	3.6%
Consumer Staples	2.7%
Utilities	1.8%
Communication Services	1.3%
Real Estate	1.2%
Total	100.0%

At September 30, 2018, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	29.1%
British Pound Sterling	12.6%
Japanese Yen	11.1%
Canadian Dollar	8.5%
Hong Kong Dollar	7.6%
Swiss Franc	7.3%
U.S. Dollar	5.3%
Australian Dollar	5.2%
Danish Krone	5.0%
Swedish Krona	3.9%
New Taiwan Dollar	2.5%
Indian Rupee	1.1%
All Other Currencies	0.8%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Developed Plus Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—36.4%
	Denmark—2.0%
	Coloplast A/S Class “B” (Health care equipment & supplies)	6,071	$621
	DSV A/S (Road & rail)	17,250	1,568
			2,189
	France—7.7%
	Airbus SE (Aerospace & defense)	13,040	1,638
	Capgemini SE (IT services)	22,970	2,891
	Legrand S.A. (Electrical equipment)	20,907	1,524
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	6,145	2,173
			8,226
	Germany—9.0%
	Covestro AG—144A (Chemicals)	19,786	1,605
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	62,399	1,418
	MTU Aero Engines AG (Aerospace & defense)	13,839	3,119
*	QIAGEN N.V. (Life sciences tools & services)†	37,992	1,439
	SAP SE (Software)	17,249	2,123
			9,704
	Ireland—2.1%
	Kerry Group plc Class “A” (Food products)	20,039	2,216
	Netherlands—3.7%
*	Adyen N.V.—144A (IT services)	767	626
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	96,055	3,298
			3,924
	Sweden—5.0%
	Atlas Copco AB Class “A” (Machinery)	86,184	2,485
	Boliden AB (Metals & mining)	60,529	1,688
*	Epiroc AB Class “A” (Machinery)	107,253	1,198
			5,371
	Switzerland—6.9%
	Geberit AG (Building products)	3,788	1,757
	Partners Group Holding AG (Capital markets)	3,571	2,833
	Straumann Holding AG (Health care equipment & supplies)	2,168	1,630
	Tecan Group AG (Life sciences tools & services)	5,235	1,239
			7,459
	United Kingdom—20.4%
	AstraZeneca plc (Pharmaceuticals)	51,047	3,968
	Compass Group plc (Hotels, restaurants & leisure)	175,028	3,892
	Diageo plc (Beverages)	98,001	3,473
	Ferguson plc (Trading companies & distributors)	16,314	1,385
	Halma plc (Electronic equipment, instruments & components)	123,423	2,325
	Prudential plc (Insurance)	107,154	2,457
	Rio Tinto plc (Metals & mining)	21,384	1,081
	Unilever N.V. (Personal products)	59,517	3,315
			21,896

See accompanying Notes to Portfolio of Investments.

International Developed Plus Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—13.7%
	Asahi Group Holdings, Ltd. (Beverages)	3,600	$156
	Daikin Industries, Ltd. (Building products)	20,118	2,678
	Digital Arts, Inc. (Software)	9,700	456
	Harmonic Drive Systems, Inc. (Machinery)	16,200	597
	Keyence Corporation (Electronic equipment, instruments & components)	3,800	2,207
*	M&A Capital Partners Co., Ltd. (Capital markets)	11,436	692
	Nihon M&A Center, Inc. (Professional services)	45,180	1,356
	Nitori Holdings Co., Ltd. (Specialty retail)	11,500	1,649
	ORIX Corporation (Diversified financial services)	110,129	1,785
	Shimadzu Corporation (Electronic equipment, instruments & components)	32,200	1,009
	Shiseido Co., Ltd. (Personal products)	16,400	1,270
	Yakult Honsha Co., Ltd. (Food products)	11,000	901
			14,756
	Canada—13.3%
	Canadian National Railway Co. (Road & rail)†	32,152	2,887
	Canadian Natural Resources, Ltd. (Oil, gas & consumable fuels)	70,067	2,289
	Canadian Natural Resources, Ltd. (Oil, gas & consumable fuels)†	9,638	315
	Canadian Western Bank (Banks)	45,641	1,205
	Enerplus Corporation (Oil, gas & consumable fuels)	145,577	1,798
	Lundin Mining Corporation (Metals & mining)	233,810	1,238
	Magna International, Inc. (Auto components)	22,676	1,191
	The Toronto-Dominion Bank (Banks)†	56,285	3,422
			14,345
	Emerging Asia—6.5%
	China—2.4%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	15,505	2,554
	India—1.6%
	HDFC Bank, Ltd.—ADR (Banks)	18,362	1,728
	Taiwan—2.5%
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	61,097	2,698
	Asia—5.6%
	Australia—2.3%
	CSL, Ltd. (Biotechnology)	10,081	1,465
	Goodman Group (Equity REIT)	136,052	1,019
			2,484
	Hong Kong—3.3%
	AIA Group, Ltd. (Insurance)	397,986	3,554
	Emerging Latin America—1.2%
	Peru—1.2%
	Credicorp, Ltd. (Banks)†	5,561	1,240
	Total Common Stocks—97.1% (cost $86,938)		104,344

See accompanying Notes to Portfolio of Investments.

International Developed Plus Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 0.420% dated 9/28/18, due 10/1/18, repurchase price $2,940, collateralized by Federal National Mortgage Association, 1.625%, due 1/21/20	$2,940	$2,940
Total Repurchase Agreement—2.7% (cost $2,940)		2,940
Total Investments—99.8% (cost $89,878)		107,284
Cash and other assets, less liabilities—0.2%		233
Net assets—100.0%		$107,517

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Developed Plus Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

At September 30, 2018, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	21.3%
Financials	18.1%
Information Technology	17.5%
Consumer Staples	10.9%
Health Care	9.9%
Consumer Discretionary	8.5%
Energy	7.4%
Materials	5.4%
Real Estate	1.0%
Total	100.0%

At September 30, 2018, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	24.9%
British Pound Sterling	17.8%
U.S. Dollar	15.6%
Japanese Yen	14.1%
Canadian Dollar	7.4%
Swiss Franc	7.2%
Swedish Krona	5.1%
Hong Kong Dollar	3.4%
Australian Dollar	2.4%
Danish Krone	2.1%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Institutional International Developed Plus Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—36.3%
	Denmark—2.1%
	Coloplast A/S Class “B” (Health care equipment & supplies)	1,068	$109
	DSV A/S (Road & rail)	3,050	277
			386
	France—7.7%
	Airbus SE (Aerospace & defense)	2,295	288
	Capgemini SE (IT services)	4,012	505
	Legrand S.A. (Electrical equipment)	3,653	266
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	1,081	383
			1,442
	Germany—9.0%
	Covestro AG—144A (Chemicals)	3,456	280
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	10,659	242
	MTU Aero Engines AG (Aerospace & defense)	2,434	549
*	QIAGEN N.V. (Life sciences tools & services)†	6,666	253
	SAP SE (Software)	3,025	372
			1,696
	Ireland—2.0%
	Kerry Group plc Class “A” (Food products)	3,478	385
	Netherlands—3.6%
*	Adyen N.V.—144A (IT services)	135	110
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	16,671	573
			683
	Sweden—5.0%
	Atlas Copco AB Class “A” (Machinery)	15,158	437
	Boliden AB (Metals & mining)	10,588	295
*	Epiroc AB Class “A” (Machinery)	18,863	211
			943
	Switzerland—6.9%
	Geberit AG (Building products)	666	309
	Partners Group Holding AG (Capital markets)	627	497
	Straumann Holding AG (Health care equipment & supplies)	380	286
	Tecan Group AG (Life sciences tools & services)	918	217
			1,309
	United Kingdom—20.4%
	AstraZeneca plc (Pharmaceuticals)	8,952	696
	Compass Group plc (Hotels, restaurants & leisure)	30,638	681
	Diageo plc (Beverages)	17,155	608
	Ferguson plc (Trading companies & distributors)	2,871	244
	Halma plc (Electronic equipment, instruments & components)	21,690	408
	Prudential plc (Insurance)	18,598	427
	Rio Tinto plc (Metals & mining)	3,653	185
	Unilever N.V. (Personal products)	10,471	583
			3,832

See accompanying Notes to Portfolio of Investments.

Institutional International Developed Plus Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—13.4%
	Asahi Group Holdings, Ltd. (Beverages)	600	$26
	Daikin Industries, Ltd. (Building products)	3,506	467
	Digital Arts, Inc. (Software)	1,700	80
	Harmonic Drive Systems, Inc. (Machinery)	2,800	103
	Keyence Corporation (Electronic equipment, instruments & components)	600	348
*	M&A Capital Partners Co., Ltd. (Capital markets)	1,969	119
	Nihon M&A Center, Inc. (Professional services)	7,800	234
	Nitori Holdings Co., Ltd. (Specialty retail)	2,000	287
	ORIX Corporation (Diversified financial services)	19,112	310
	Shimadzu Corporation (Electronic equipment, instruments & components)	5,600	175
	Shiseido Co., Ltd. (Personal products)	2,900	225
	Yakult Honsha Co., Ltd. (Food products)	1,900	156
			2,530
	Canada—13.3%
	Canadian National Railway Co. (Road & rail)†	5,580	501
	Canadian Natural Resources, Ltd. (Oil, gas & consumable fuels)†	1,684	55
	Canadian Natural Resources, Ltd. (Oil, gas & consumable fuels)	12,161	397
	Canadian Western Bank (Banks)	8,030	212
	Enerplus Corporation (Oil, gas & consumable fuels)	24,867	307
	Lundin Mining Corporation (Metals & mining)	40,977	217
	Magna International, Inc. (Auto components)	3,987	209
	The Toronto-Dominion Bank (Banks)†	9,876	601
			2,499
	Emerging Asia—6.5%
	China—2.4%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	2,728	449
	India—1.6%
	HDFC Bank, Ltd.—ADR (Banks)	3,231	304
	Taiwan—2.5%
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	10,701	473
	Asia—5.6%
	Australia—2.3%
	CSL, Ltd. (Biotechnology)	1,767	257
	Goodman Group (Equity REIT)	23,860	178
			435
	Hong Kong—3.3%
	AIA Group, Ltd. (Insurance)	69,071	617
	Emerging Latin America—1.1%
	Peru—1.1%
	Credicorp, Ltd. (Banks)†	950	212
	Total Common Stocks—96.6% (cost $14,999)		18,195

See accompanying Notes to Portfolio of Investments.

Institutional International Developed Plus Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 0.420% dated 9/28/18, due 10/1/18, repurchase price $633, collateralized by Federal National Mortgage Association, 1.625%, due 1/21/20	$633	$633
Total Repurchase Agreement—3.3% (cost $633)		633
Total Investments—99.9% (cost $15,632)		18,828
Cash and other assets, less liabilities—0.1%		11
Net assets—100.0%		$18,839

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Institutional International Developed Plus Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

At September 30, 2018, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	21.3%
Financials	18.1%
Information Technology	17.4%
Consumer Staples	10.9%
Health Care	10.0%
Consumer Discretionary	8.6%
Energy	7.3%
Materials	5.4%
Real Estate	1.0%
Total	100.0%

At September 30, 2018, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	24.9%
British Pound Sterling	17.9%
U.S. Dollar	15.6%
Japanese Yen	13.9%
Canadian Dollar	7.4%
Swiss Franc	7.2%
Swedish Krona	5.2%
Hong Kong Dollar	3.4%
Australian Dollar	2.4%
Danish Krone	2.1%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—45.0%
	Belgium—1.2%
	KBC Group N.V. (Banks)	451,740	$33,620
	Denmark—4.2%
	Ambu A/S Class “B” (Health care equipment & supplies)	117,665	2,827
	Coloplast A/S Class “B” (Health care equipment & supplies)	192,319	19,666
	DSV A/S (Road & rail)	437,418	39,772
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	620,306	29,205
	Orsted A/S—144A (Electric utilities)	330,766	22,469
	Royal Unibrew A/S (Beverages)	76,492	6,300
			120,239
	Finland—0.6%
	Neste Oyj (Oil, gas & consumable fuels)	199,120	16,461
	France—12.3%
	Airbus SE (Aerospace & defense)	365,759	45,940
	Arkema S.A. (Chemicals)	231,078	28,627
	Capgemini SE (IT services)	216,698	27,273
	Cie Plastic Omnium S.A. (Auto components)	92,576	3,491
	Dassault Systemes S.A. (Software)	152,078	22,733
	Hermes International (Textiles, apparel & luxury goods)	20,046	13,280
	Ipsen S.A. (Pharmaceuticals)	59,041	9,926
	Kering S.A. (Textiles, apparel & luxury goods)	66,360	35,573
	Nexity S.A. (Real estate management & development)	86,937	4,803
	Orpea (Health care providers & services)	68,803	8,899
	Rubis SCA (Gas utilities)	91,227	4,938
	Teleperformance (Professional services)	67,963	12,823
	Thales S.A. (Aerospace & defense)	212,256	30,152
	Total S.A. (Oil, gas & consumable fuels)	1,016,799	65,922
*	Ubisoft Entertainment S.A. (Software)	152,446	16,535
	Vinci S.A. (Construction & engineering)	223,119	21,248
			352,163
	Germany—5.8%
	Carl Zeiss Meditec AG (Health care equipment & supplies)	64,333	5,415
	KION Group AG (Machinery)	79,331	4,876
	MTU Aero Engines AG (Aerospace & defense)	138,594	31,234
	Norma Group SE (Machinery)	55,940	3,576
	Puma SE (Textiles, apparel & luxury goods)	13,307	6,566
*	QIAGEN N.V. (Life sciences tools & services)†	405,867	15,374
	SAP SE (Software)	248,456	30,578
	Vonovia SE (Real estate management & development)	735,824	35,950
	Washtec AG (Machinery)	23,960	2,103
	Wirecard AG (IT services)	144,713	31,369
			167,041
	Ireland—1.6%
*	ICON plc (Life sciences tools & services)†	110,344	16,966
	Kingspan Group plc (Building products)	249,984	11,656
	Smurfit Kappa Group plc (Containers & packaging)	422,056	16,690
			45,312

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—45.0%—(continued)
	Israel—0.3%
*	Wix.com, Ltd. (Internet software & services)†	76,203	$9,121
	Italy—2.5%
	Banca Generali SpA (Capital markets)	351,520	9,093
	DiaSorin SpA (Health care equipment & supplies)	50,718	5,335
	Ferrari N.V. (Automobiles)	122,213	16,829
	FinecoBank Banca Fineco SpA (Banks)	1,079,705	14,435
	Interpump Group SpA (Machinery)	152,606	4,997
	Moncler SpA (Textiles, apparel & luxury goods)	170,071	7,326
	Recordati SpA (Pharmaceuticals)	249,366	8,443
	Technogym SpA—144A (Leisure products)	365,420	4,484
			70,942
	Luxembourg—1.2%
	Eurofins Scientific SE (Life sciences tools & services)	30,127	17,104
	Tenaris S.A. (Energy equipment & services)	1,023,026	17,140
			34,244
	Netherlands—4.9%
	ASML Holding N.V. (Semiconductors & semiconductor equipment)	118,283	22,097
	Euronext N.V.—144A (Capital markets)	59,477	3,912
	Koninklijke Philips N.V. (Health care equipment & supplies)	1,007,092	45,877
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	1,300,271	44,649
	Wolters Kluwer N.V. (Professional services)	368,557	22,970
			139,505
	Norway—0.4%
	TGS Nopec Geophysical Co. ASA (Energy equipment & services)	252,143	10,276
	Spain—2.2%
	ACS Actividades de Construccion y Servicios S.A. (Construction & engineering)	397,897	16,945
	Amadeus IT Group S.A. (IT services)	335,144	31,137
	Bankinter S.A. (Banks)	1,735,564	15,984
			64,066
	Sweden—4.0%
	Alfa Laval AB (Machinery)	617,739	16,751
	Atlas Copco AB Class “A” (Machinery)	811,961	23,407
	Boliden AB (Metals & mining)	454,407	12,675
*	Epiroc AB Class “A” (Machinery)	1,307,571	14,610
	Fabege AB (Real estate management & development)	397,617	5,509
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	482,942	28,311
	Nolato AB Class “B” (Industrial conglomerates)	54,063	3,334
*	Swedish Orphan Biovitrum AB (Biotechnology)	330,550	9,670
			114,267
	Switzerland—3.8%
	Belimo Holding AG (Building products)	626	2,995
	Logitech International S.A. (Technology hardware, storage & peripherals)	256,270	11,453
*	Lonza Group AG (Life sciences tools & services)	133,118	45,440
	Partners Group Holding AG (Capital markets)	39,177	31,077

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—45.0%—(continued)
	Straumann Holding AG (Health care equipment & supplies)	22,237	$16,722
			107,687
	United Kingdom—14.9%
	3i Group plc (Capital markets)	1,400,337	17,179
	Abcam plc (Biotechnology)	269,908	5,038
	Ashtead Group plc (Trading companies & distributors)	799,984	25,411
	AstraZeneca plc (Pharmaceuticals)	459,503	35,713
	AVEVA Group plc (Software)	212,346	8,010
	Beazley plc (Insurance)	946,910	7,047
	Big Yellow Group plc (Equity REIT)	461,558	5,523
	Carnival plc (Hotels, restaurants & leisure)	399,675	24,817
	Close Brothers Group plc (Capital markets)	185,750	3,830
	Compass Group plc (Hotels, restaurants & leisure)	1,625,681	36,149
	Croda International plc (Chemicals)	195,582	13,261
	Dechra Pharmaceuticals plc (Pharmaceuticals)	167,633	4,759
	Electrocomponents plc (Electronic equipment, instruments & components)	596,395	5,583
	Experian plc (Professional services)	981,371	25,205
	Fevertree Drinks plc (Beverages)	181,709	8,545
	Greggs plc (Hotels, restaurants & leisure)	389,648	5,358
	Halma plc (Electronic equipment, instruments & components)	701,276	13,208
	Hiscox, Ltd. (Insurance)	573,218	12,290
	Intermediate Capital Group plc (Capital markets)	532,915	7,571
	Intertek Group plc (Professional services)	125,466	8,164
	Kindred Group plc (Hotels, restaurants & leisure)	543,603	6,104
	London Stock Exchange Group plc (Capital markets)	387,213	23,145
	Melrose Industries plc (Electrical equipment)	4,820,518	12,560
*	Metro Bank plc (Banks)	87,933	3,409
	RELX plc (Professional services)	1,055,234	22,226
	Renishaw plc (Electronic equipment, instruments & components)	80,731	4,992
	Rentokil Initial plc (Commercial services & supplies)	3,023,889	12,549
	Rotork plc (Machinery)	1,878,097	8,090
	Segro plc (Equity REIT)	1,678,777	13,956
	Spirax-Sarco Engineering plc (Machinery)	142,224	13,532
	Synthomer plc (Chemicals)	580,615	4,098
	The Weir Group plc (Machinery)	342,622	7,873
	Victrex plc (Chemicals)	254,613	11,084
	WH Smith plc (Specialty retail)	411,517	11,060
			427,339
	Japan—12.6%
	Asahi Group Holdings, Ltd. (Beverages)	313,500	13,589
	Asahi Intecc Co., Ltd. (Health care equipment & supplies)	214,800	9,377
	Daikin Industries, Ltd. (Building products)	312,600	41,613
	Hoshizaki Corporation (Machinery)	92,100	9,533
	Keyence Corporation (Electronic equipment, instruments & components)	62,800	36,468
	Kose Corporation (Personal products)	58,500	11,147
	MISUMI Group, Inc. (Machinery)	369,200	9,553
	MonotaRO Co., Ltd. (Trading companies & distributors)	305,000	8,604
	Nichias Corporation (Building products)	168,000	4,369
	Nihon M&A Center, Inc. (Professional services)	276,000	8,283
	Nintendo Co., Ltd. (Software)	80,200	29,265
	Nitori Holdings Co., Ltd. (Specialty retail)	58,000	8,318
	Nomura Research Institute, Ltd. (IT services)	167,100	8,442

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—12.6%—(continued)
	Pola Orbis Holdings, Inc. (Personal products)	192,300	$7,024
	Sankyu, Inc. (Road & rail)	101,820	5,717
	Shimadzu Corporation (Electronic equipment, instruments & components)	523,000	16,387
	Shiseido Co., Ltd. (Personal products)	476,700	36,917
	Start Today Co., Ltd. (Internet & direct marketing retail)	300,700	9,104
	Taisei Corporation (Construction & engineering)	213,200	9,720
	TechnoPro Holdings, Inc. (Professional services)	190,400	11,814
	Terumo Corporation (Health care equipment & supplies)	490,000	29,024
	TIS, Inc. (IT services)	204,000	10,198
	Topcon Corporation (Electronic equipment, instruments & components)	336,400	6,141
	Welcia Holdings Co., Ltd. (Food & staples retailing)	34,500	1,956
	Yakult Honsha Co., Ltd. (Food products)	137,100	11,234
	Zenkoku Hosho Co., Ltd. (Diversified financial services)	126,800	5,072
			358,869
	Emerging Asia—11.3%
	China—5.6%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	283,676	46,738
*	Baozun, Inc.—ADR (Internet software & services)	100,016	4,859
*	China Mengniu Dairy Co., Ltd. (Food products)	2,524,000	8,399
	CSPC Pharmaceutical Group, Ltd. (Pharmaceuticals)	4,588,000	9,741
	Huazhu Group, Ltd.—ADR (Hotels, restaurants & leisure)	214,567	6,931
*	Li Ning Co., Ltd. (Textiles, apparel & luxury goods)	5,150,500	4,869
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	2,697,500	27,394
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	821,000	10,529
	Tencent Holdings, Ltd. (Internet software & services)	890,000	36,744
*	Weibo Corporation—ADR (Internet software & services)	70,036	5,122
			161,326
	India—2.2%
	Britannia Industries, Ltd. (Food products)	54,366	4,388
	HDFC Bank, Ltd. (Banks)	497,489	13,784
	Hexaware Technologies, Ltd. (IT services)	729,285	4,281
	IndusInd Bank, Ltd. (Banks)	346,815	8,086
	InterGlobe Aviation, Ltd.—144A (Airlines)	194,304	2,209
*	MakeMyTrip, Ltd. (Internet & direct marketing retail)†	201,874	5,541
	Maruti Suzuki India, Ltd. (Automobiles)	117,606	11,876
	Motherson Sumi Systems, Ltd. (Auto components)	1,040,954	3,688
	Pidilite Industries, Ltd. (Chemicals)	277,915	3,999
	Titan Co., Ltd. (Textiles, apparel & luxury goods)	395,805	4,390
			62,242
	Indonesia—0.9%
	PT Bank Central Asia Tbk (Banks)	15,319,900	24,828
	South Korea—0.7%
	Hotel Shilla Co., Ltd. (Specialty retail)	54,212	5,303
*	Hugel, Inc. (Biotechnology)	7,305	2,817
	Samsung SDI Co., Ltd. (Electronic equipment, instruments & components)	52,579	12,253
			20,373
	Taiwan—1.9%
	Eclat Textile Co., Ltd. (Textiles, apparel & luxury goods)	358,000	4,432

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—11.3%—(continued)
	Hiwin Technologies Corporation (Machinery)	424,480	$3,511
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	1,025,163	45,271
			53,214
	Canada—7.8%
	Alimentation Couche-Tard, Inc. Class “B” (Food & staples retailing)	447,908	22,405
	Brookfield Asset Management, Inc. Class “A” (Capital markets)†	330,029	14,696
	Dollarama, Inc. (Multiline retail)	482,355	15,195
	Finning International, Inc. (Trading companies & distributors)	161,316	3,940
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	137,657	22,368
	Rogers Communications, Inc. Class “B” (Wireless telecommunication services)	614,627	31,611
*	Shopify, Inc. Class “A” (Internet software & services)†	114,355	18,807
	Suncor Energy, Inc. (Oil, gas & consumable fuels)	1,095,870	42,404
	The Toronto-Dominion Bank (Banks)	837,633	50,901
			222,327
	Asia—4.2%
	Australia—2.0%
	Aristocrat Leisure, Ltd. (Hotels, restaurants & leisure)	779,513	16,025
	BHP Billiton, Ltd. (Metals & mining)	679,755	17,016
	CSL, Ltd. (Biotechnology)	172,649	25,098
			58,139
	Hong Kong—2.2%
	AIA Group, Ltd. (Insurance)	5,919,800	52,859
*	China High Precision Automation Group, Ltd. (Electronic equipment, instruments & components)**§	6,597,000	—
	Galaxy Entertainment Group, Ltd. (Hotels, restaurants & leisure)	1,598,000	10,135
			62,994
	Emerging Europe, Mid-East, Africa—1.4%
	Russia—0.5%
	Globaltrans Investment plc—GDR (Road & rail)	280,274	2,943
*	Yandex N.V. Class “A” (Internet software & services)†	322,934	10,621
			13,564
	South Africa—0.7%
	Bid Corporation, Ltd. (Food & staples retailing)	214,012	4,463
	Bidvest Group, Ltd. (Industrial conglomerates)	214,012	2,800
	Mr. Price Group, Ltd. (Specialty retail)	442,972	7,150
	RMB Holdings, Ltd. (Diversified financial services)	1,339,548	7,498
			21,911
	United Arab Emirates—0.2%
	NMC Health plc (Health care providers & services)	118,513	5,242
	Emerging Latin America—0.8%
	Brazil—0.3%
	M Dias Branco S.A. (Food products)	470,200	4,586

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Latin America—0.8%—(continued)
Via Varejo S.A. (Specialty retail)	622,700	$2,301
		6,887
Peru—0.5%
Credicorp, Ltd. (Banks)†	66,910	14,926
Total Common Stocks—98.0% (cost $2,358,397)		2,799,125
Preferred Stock
Germany—0.4%
Fuchs Petrolub SE (Chemicals)	218,898	12,230
Total Preferred Stock—0.4% (cost $11,220)		12,230
Repurchase Agreement
Fixed Income Clearing Corporation, 0.420% dated 9/28/18, due 10/1/18, repurchase price $33,669, Federal Home Loan Mortgage Corporation, 1.250%, due 10/2/19, and U.S. Treasury Note, 1.625%, due 12/31/19	$33,667	33,667
Total Repurchase Agreement—1.2% (cost $33,667)		33,667
Total Investments—99.6% (cost $2,403,284)		2,845,022
Cash and other assets, less liabilities—0.4%		11,685
Net assets—100.0%		$2,856,707

ADR = American Depository Receipt

GDR = Global Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures approved by the Board of Trustees. Fair value was determined using significant unobservable inputs. This holding represents 0.00% of the Fund’s net assets at September 30, 2018.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.00% of the Fund’s net assets at September 30, 2018.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

At September 30, 2018, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	20.3%
Information Technology	19.7%
Financials	14.3%
Health Care	13.6%
Consumer Discretionary	11.4%
Energy	7.0%
Consumer Staples	5.0%
Materials	4.3%
Real Estate	2.3%
Communication Services	1.1%
Utilities	1.0%
Total	100.0%

At September 30, 2018, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	32.1%
British Pound Sterling	15.2%
Japanese Yen	12.8%
U.S. Dollar	8.5%
Canadian Dollar	5.9%
Hong Kong Dollar	5.7%
Swedish Krona	4.3%
Danish Krone	4.3%
Swiss Franc	3.8%
Australian Dollar	2.1%
Indian Rupee	2.0%
All Other Currencies	3.3%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—44.7%
	Belgium—1.2%
	KBC Group N.V. (Banks)	334,644	$24,905
	Denmark—4.2%
	Ambu A/S Class “B” (Health care equipment & supplies)	86,979	2,090
	Coloplast A/S Class “B” (Health care equipment & supplies)	142,162	14,537
	DSV A/S (Road & rail)	323,324	29,398
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	458,533	21,588
	Orsted A/S—144A (Electric utilities)	245,028	16,645
	Royal Unibrew A/S (Beverages)	56,544	4,657
			88,915
	Finland—0.6%
	Neste Oyj (Oil, gas & consumable fuels)	147,190	12,168
	France—12.2%
	Airbus SE (Aerospace & defense)	270,370	33,959
	Arkema S.A. (Chemicals)	170,814	21,161
	Capgemini SE (IT services)	160,183	20,160
	Cie Plastic Omnium S.A. (Auto components)	68,432	2,581
	Dassault Systemes S.A. (Software)	112,415	16,804
	Hermes International (Textiles, apparel & luxury goods)	14,818	9,817
	Ipsen S.A. (Pharmaceuticals)	43,644	7,337
	Kering S.A. (Textiles, apparel & luxury goods)	49,054	26,296
	Nexity S.A. (Real estate management & development)	64,264	3,550
	Orpea (Health care providers & services)	50,860	6,578
	Rubis SCA (Gas utilities)	67,435	3,650
	Teleperformance (Professional services)	50,238	9,478
	Thales S.A. (Aerospace & defense)	156,901	22,289
	Total S.A. (Oil, gas & consumable fuels)	751,622	48,730
*	Ubisoft Entertainment S.A. (Software)	112,688	12,223
	Vinci S.A. (Construction & engineering)	165,385	15,750
			260,363
	Germany—5.8%
	Carl Zeiss Meditec AG (Health care equipment & supplies)	47,673	4,013
	KION Group AG (Machinery)	58,642	3,604
	MTU Aero Engines AG (Aerospace & defense)	102,449	23,088
	Norma Group SE (Machinery)	41,351	2,643
	Puma SE (Textiles, apparel & luxury goods)	9,836	4,854
*	QIAGEN N.V. (Life sciences tools & services)†	300,018	11,365
	SAP SE (Software)	183,659	22,603
	Vonovia SE (Real estate management & development)	543,924	26,574
	Washtec AG (Machinery)	17,710	1,555
	Wirecard AG (IT services)	106,973	23,188
			123,487
	Ireland—1.6%
*	ICON plc (Life sciences tools & services)†	81,568	12,541
	Kingspan Group plc (Building products)	184,789	8,616
	Smurfit Kappa Group plc (Containers & packaging)	311,985	12,338
			33,495

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—44.7%—(continued)
	Israel—0.3%
*	Wix.com, Ltd. (Internet software & services)†	56,329	$6,743
	Italy—2.5%
	Banca Generali SpA (Capital markets)	259,845	6,722
	DiaSorin SpA (Health care equipment & supplies)	37,491	3,944
	Ferrari N.V. (Automobiles)	90,339	12,440
	FinecoBank Banca Fineco SpA (Banks)	798,122	10,670
	Interpump Group SpA (Machinery)	112,808	3,693
	Moncler SpA (Textiles, apparel & luxury goods)	125,718	5,415
	Recordati SpA (Pharmaceuticals)	184,334	6,241
	Technogym SpA—144A (Leisure products)	270,121	3,315
			52,440
	Luxembourg—1.2%
	Eurofins Scientific SE (Life sciences tools & services)	22,271	12,644
	Tenaris S.A. (Energy equipment & services)	756,225	12,670
			25,314
	Netherlands—4.8%
	ASML Holding N.V. (Semiconductors & semiconductor equipment)	87,434	16,334
	Euronext N.V.—144A (Capital markets)	43,965	2,892
	Koninklijke Philips N.V. (Health care equipment & supplies)	744,446	33,912
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	964,187	33,108
	Wolters Kluwer N.V. (Professional services)	272,438	16,980
			103,226
	Norway—0.4%
	TGS Nopec Geophysical Co. ASA (Energy equipment & services)	186,385	7,596
	Spain—2.2%
	ACS Actividades de Construccion y Servicios S.A. (Construction & engineering)	294,941	12,561
	Amadeus IT Group S.A. (IT services)	247,740	23,017
	Bankinter S.A. (Banks)	1,282,936	11,815
			47,393
	Sweden—4.0%
	Alfa Laval AB (Machinery)	456,636	12,383
	Atlas Copco AB Class “A” (Machinery)	600,206	17,302
	Boliden AB (Metals & mining)	335,900	9,369
*	Epiroc AB Class “A” (Machinery)	966,561	10,800
	Fabege AB (Real estate management & development)	293,919	4,072
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	356,992	20,928
	Nolato AB Class “B” (Industrial conglomerates)	39,963	2,464
*	Swedish Orphan Biovitrum AB (Biotechnology)	244,343	7,148
			84,466
	Switzerland—3.7%
	Belimo Holding AG (Building products)	463	2,215
	Logitech International S.A. (Technology hardware, storage & peripherals)	189,437	8,466
*	Lonza Group AG (Life sciences tools & services)	98,400	33,589
	Partners Group Holding AG (Capital markets)	28,959	22,972

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—44.7%—(continued)
	Straumann Holding AG (Health care equipment & supplies)	16,439	$12,362
			79,604
	United Kingdom—14.9%
	3i Group plc (Capital markets)	1,035,134	12,699
	Abcam plc (Biotechnology)	199,517	3,724
	Ashtead Group plc (Trading companies & distributors)	591,351	18,784
	AstraZeneca plc (Pharmaceuticals)	339,989	26,425
	AVEVA Group plc (Software)	156,968	5,921
	Beazley plc (Insurance)	699,959	5,209
	Big Yellow Group plc (Equity REIT)	341,185	4,082
	Carnival plc (Hotels, restaurants & leisure)	295,441	18,345
	Close Brothers Group plc (Capital markets)	137,307	2,831
	Compass Group plc (Hotels, restaurants & leisure)	1,201,710	26,721
	Croda International plc (Chemicals)	144,576	9,803
	Dechra Pharmaceuticals plc (Pharmaceuticals)	123,916	3,518
	Electrocomponents plc (Electronic equipment, instruments & components)	440,857	4,127
	Experian plc (Professional services)	725,434	18,632
	Fevertree Drinks plc (Beverages)	134,321	6,317
	Greggs plc (Hotels, restaurants & leisure)	288,030	3,961
	Halma plc (Electronic equipment, instruments & components)	518,386	9,763
	Hiscox, Ltd. (Insurance)	423,726	9,085
	Intermediate Capital Group plc (Capital markets)	393,933	5,597
	Intertek Group plc (Professional services)	92,745	6,034
	Kindred Group plc (Hotels, restaurants & leisure)	401,833	4,512
	London Stock Exchange Group plc (Capital markets)	286,230	17,109
	Melrose Industries plc (Electrical equipment)	3,563,345	9,284
*	Metro Bank plc (Banks)	65,001	2,520
	RELX plc (Professional services)	780,034	16,430
	Renishaw plc (Electronic equipment, instruments & components)	59,676	3,690
	Rentokil Initial plc (Commercial services & supplies)	2,235,271	9,276
	Rotork plc (Machinery)	1,388,297	5,980
	Segro plc (Equity REIT)	1,240,958	10,316
	Spirax-Sarco Engineering plc (Machinery)	105,133	10,003
	Synthomer plc (Chemicals)	429,193	3,029
	The Weir Group plc (Machinery)	253,267	5,820
	Victrex plc (Chemicals)	188,212	8,193
	WH Smith plc (Specialty retail)	304,194	8,176
			315,916
	Japan—12.5%
	Asahi Group Holdings, Ltd. (Beverages)	236,700	10,260
	Asahi Intecc Co., Ltd. (Health care equipment & supplies)	158,900	6,937
	Daikin Industries, Ltd. (Building products)	231,000	30,751
	Hoshizaki Corporation (Machinery)	68,600	7,100
	Keyence Corporation (Electronic equipment, instruments & components)	46,500	27,003
	Kose Corporation (Personal products)	43,300	8,251
	MISUMI Group, Inc. (Machinery)	272,800	7,059
	MonotaRO Co., Ltd. (Trading companies & distributors)	230,400	6,499
	Nichias Corporation (Building products)	127,000	3,303
	Nihon M&A Center, Inc. (Professional services)	204,000	6,122
	Nintendo Co., Ltd. (Software)	59,300	21,639
	Nitori Holdings Co., Ltd. (Specialty retail)	42,900	6,153
	Nomura Research Institute, Ltd. (IT services)	123,500	6,239

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—12.5%—(continued)
	Pola Orbis Holdings, Inc. (Personal products)	142,200	$5,194
	Sankyu, Inc. (Road & rail)	75,360	4,232
	Shimadzu Corporation (Electronic equipment, instruments & components)	386,600	12,113
	Shiseido Co., Ltd. (Personal products)	352,500	27,298
	Start Today Co., Ltd. (Internet & direct marketing retail)	222,200	6,727
	Taisei Corporation (Construction & engineering)	157,600	7,185
	TechnoPro Holdings, Inc. (Professional services)	140,800	8,736
	Terumo Corporation (Health care equipment & supplies)	362,200	21,454
	TIS, Inc. (IT services)	150,700	7,534
	Topcon Corporation (Electronic equipment, instruments & components)	248,700	4,540
	Welcia Holdings Co., Ltd. (Food & staples retailing)	25,600	1,451
	Yakult Honsha Co., Ltd. (Food products)	102,300	8,382
	Zenkoku Hosho Co., Ltd. (Diversified financial services)	93,700	3,748
			265,910
	Emerging Asia—11.2%
	China—5.6%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	209,694	34,549
*	Baozun, Inc.—ADR (Internet software & services)	73,933	3,592
*	China Mengniu Dairy Co., Ltd. (Food products)	1,869,000	6,219
	CSPC Pharmaceutical Group, Ltd. (Pharmaceuticals)	3,392,000	7,201
	Huazhu Group, Ltd.—ADR (Hotels, restaurants & leisure)	158,609	5,123
*	Li Ning Co., Ltd. (Textiles, apparel & luxury goods)	3,807,000	3,599
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	1,994,000	20,250
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	607,000	7,785
	Tencent Holdings, Ltd. (Internet software & services)	658,000	27,166
*	Weibo Corporation—ADR (Internet software & services)	52,528	3,841
			119,325
	India—2.2%
	Britannia Industries, Ltd. (Food products)	40,298	3,253
	HDFC Bank, Ltd. (Banks)	367,747	10,189
	Hexaware Technologies, Ltd. (IT services)	539,091	3,164
	IndusInd Bank, Ltd. (Banks)	256,367	5,977
	InterGlobe Aviation, Ltd.—144A (Airlines)	143,631	1,633
*	MakeMyTrip, Ltd. (Internet & direct marketing retail)†	149,226	4,096
	Maruti Suzuki India, Ltd. (Automobiles)	86,935	8,779
	Motherson Sumi Systems, Ltd. (Auto components)	769,478	2,726
	Pidilite Industries, Ltd. (Chemicals)	205,436	2,956
	Titan Co., Ltd. (Textiles, apparel & luxury goods)	292,580	3,246
			46,019
	Indonesia—0.9%
	PT Bank Central Asia Tbk (Banks)	11,324,400	18,353
	South Korea—0.7%
	Hotel Shilla Co., Ltd. (Specialty retail)	40,073	3,920
*	Hugel, Inc. (Biotechnology)	5,400	2,083
	Samsung SDI Co., Ltd. (Electronic equipment, instruments & components)	38,866	9,057
			15,060
	Taiwan—1.8%
	Eclat Textile Co., Ltd. (Textiles, apparel & luxury goods)	264,000	3,268

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—11.2%—(continued)
	Hiwin Technologies Corporation (Machinery)	314,390	$2,600
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	757,805	33,465
			39,333
	Canada—7.7%
	Alimentation Couche-Tard, Inc. Class “B” (Food & staples retailing)	330,597	16,537
	Brookfield Asset Management, Inc. Class “A” (Capital markets)†	249,383	11,105
	Dollarama, Inc. (Multiline retail)	357,323	11,257
	Finning International, Inc. (Trading companies & distributors)	119,245	2,913
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	101,756	16,534
	Rogers Communications, Inc. Class “B” (Wireless telecommunication services)	454,334	23,367
*	Shopify, Inc. Class “A” (Internet software & services)†	84,532	13,902
	Suncor Energy, Inc. (Oil, gas & consumable fuels)	810,071	31,345
	The Toronto-Dominion Bank (Banks)	619,182	37,626
			164,586
	Asia—4.2%
	Australia—2.0%
	Aristocrat Leisure, Ltd. (Hotels, restaurants & leisure)	576,218	11,846
	BHP Billiton, Ltd. (Metals & mining)	507,077	12,693
	CSL, Ltd. (Biotechnology)	127,623	18,553
			43,092
	Hong Kong—2.2%
	AIA Group, Ltd. (Insurance)	4,375,863	39,072
*	China High Precision Automation Group, Ltd. (Electronic equipment, instruments & components)**§	3,373,000	—
	Galaxy Entertainment Group, Ltd. (Hotels, restaurants & leisure)	1,182,000	7,497
			46,569
	Emerging Europe, Mid-East, Africa—1.4%
	Russia—0.5%
	Globaltrans Investment plc—GDR (Road & rail)	207,179	2,176
*	Yandex N.V. Class “A” (Internet software & services)†	238,714	7,851
			10,027
	South Africa—0.7%
	Bid Corporation, Ltd. (Food & staples retailing)	158,199	3,299
	Bidvest Group, Ltd. (Industrial conglomerates)	158,199	2,070
	Mr. Price Group, Ltd. (Specialty retail)	327,447	5,286
	RMB Holdings, Ltd. (Diversified financial services)	990,199	5,542
			16,197
	United Arab Emirates—0.2%
	NMC Health plc (Health care providers & services)	87,605	3,875
	Emerging Latin America—0.8%
	Brazil—0.3%
	M Dias Branco S.A. (Food products)	347,600	3,390

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Latin America—0.8%—(continued)
Via Varejo S.A. (Specialty retail)	460,300	$1,701
		5,091
Peru—0.5%
Credicorp, Ltd. (Banks)†	49,460	11,033
Total Common Stocks—97.4% (cost $1,754,277)		2,070,501
Preferred Stock
Germany—0.5%
Fuchs Petrolub SE (Chemicals)	161,811	9,040
Total Preferred Stock—0.5% (cost $8,370)		9,040
Repurchase Agreement
Fixed Income Clearing Corporation, 0.420% dated 9/28/18, due 10/1/18, repurchase price $25,676, collateralized by U.S. Treasury Note, 1.625%, due 12/31/19	$25,675	25,675
Total Repurchase Agreement—1.2% (cost $25,675)		25,675
Total Investments—99.1% (cost $1,788,322)		2,105,216
Cash and other assets, less liabilities—0.9%		20,143
Net assets—100.0%		$2,125,359

ADR = American Depository Receipt

GDR = Global Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures approved by the Board of Trustees. Fair value was determined using significant unobservable inputs. This holding represents 0.00% of the Fund’s net assets at September 30, 2018.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.00% of the Fund’s net assets at September 30, 2018.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

At September 30, 2018, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	20.4%
Information Technology	19.7%
Financials	14.3%
Health Care	13.6%
Consumer Discretionary	11.3%
Energy	7.0%
Consumer Staples	5.0%
Materials	4.3%
Real Estate	2.3%
Communication Services	1.1%
Utilities	1.0%
Total	100.0%

At September 30, 2018, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	32.1%
British Pound Sterling	15.2%
Japanese Yen	12.8%
U.S. Dollar	8.5%
Canadian Dollar	5.9%
Hong Kong Dollar	5.7%
Swedish Krona	4.3%
Danish Krone	4.3%
Swiss Franc	3.8%
Australian Dollar	2.1%
Indian Rupee	2.0%
All Other Currencies	3.3%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—31.8%
	Austria—0.7%
	Schoeller-Bleckmann Oilfield Equipment AG (Energy equipment & services)	35,505	$3,893
	Belgium—1.0%
	Melexis N.V. (Semiconductors & semiconductor equipment)	42,732	3,307
	Warehouses De Pauw CVA (Equity REIT)	16,991	2,237
			5,544
	Denmark—1.7%
	Royal Unibrew A/S (Beverages)	110,814	9,127
	France—4.7%
	Alten S.A. (IT services)	68,613	7,058
	Nexity S.A. (Real estate management & development)	113,048	6,245
	Rubis SCA (Gas utilities)	113,676	6,153
*	Worldline S.A.—144A (IT services)	103,201	6,608
			26,064
	Germany—4.5%
	AURELIUS Equity Opportunities SE & Co KGaA (Capital markets)	78,308	4,144
	CTS Eventim AG & Co KGaA (Media)	164,011	7,354
	GRENKE AG (Diversified financial services)	50,408	6,011
	Norma Group SE (Machinery)	77,039	4,924
	Siltronic AG (Semiconductors & semiconductor equipment)	18,116	2,218
			24,651
	Ireland—0.3%
	UDG Healthcare plc (Health care providers & services)	200,534	1,779
	Israel—1.8%
	Mizrahi Tefahot Bank, Ltd. (Banks)	189,691	3,323
*	Wix.com, Ltd. (Internet software & services)†	54,033	6,468
			9,791
	Italy—4.5%
	Amplifon SpA (Health care providers & services)	332,385	7,386
	Autogrill SpA (Hotels, restaurants & leisure)	250,990	2,566
	Brunello Cucinelli SpA (Textiles, apparel & luxury goods)	87,326	3,402
	Cerved Group SpA (Diversified financial services)	420,508	4,533
	DiaSorin SpA (Health care equipment & supplies)	42,392	4,459
	IMA Industria Macchine Automatiche SpA (Machinery)	27,475	2,302
			24,648
	Jersey—0.8%
	Sanne Group plc (Capital markets)	516,443	4,308
	Netherlands—2.0%
*	Basic-Fit N.V.—144A (Hotels, restaurants & leisure)	110,077	3,745
	Euronext N.V.—144A (Capital markets)	113,909	7,492
			11,237
	Norway—1.3%
	TGS Nopec Geophysical Co. ASA (Energy equipment & services)	176,753	7,204

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—31.8%—(continued)
	Sweden—6.9%
	Dometic Group AB—144A (Auto components)	314,469	$2,758
	Evolution Gaming Group AB—144A (Hotels, restaurants & leisure)	116,743	8,321
	Indutrade AB (Trading companies & distributors)	294,820	7,981
	Nibe Industrier AB Class “B” (Building products)	224,540	2,691
	Nolato AB Class “B” (Industrial conglomerates)	45,927	2,832
*	Swedish Orphan Biovitrum AB (Biotechnology)	164,419	4,810
	Thule Group AB—144A (Leisure products)	349,200	8,448
			37,841
	Switzerland—1.6%
*	Kardex AG (Machinery)	22,497	3,819
	Tecan Group AG (Life sciences tools & services)	21,484	5,083
			8,902
	United Kingdom—22.7%
	Abcam plc (Biotechnology)	324,836	6,063
	AVEVA Group plc (Software)	174,665	6,588
	Beazley plc (Insurance)	1,308,506	9,738
	Big Yellow Group plc (Equity REIT)	295,391	3,534
	Burford Capital, Ltd. (Capital markets)	338,228	8,570
	CVS Group plc (Health care providers & services)	146,302	1,773
	Dechra Pharmaceuticals plc (Pharmaceuticals)	196,122	5,568
	Diploma plc (Trading companies & distributors)	320,087	5,908
	Domino’s Pizza Group plc (Hotels, restaurants & leisure)	1,540,869	5,611
	Electrocomponents plc (Electronic equipment, instruments & components)	752,304	7,042
	Fevertree Drinks plc (Beverages)	176,095	8,281
	Hill & Smith Holdings plc (Metals & mining)	199,267	2,561
	Intermediate Capital Group plc (Capital markets)	370,779	5,268
	Rotork plc (Machinery)	1,440,400	6,205
	Scapa Group plc (Chemicals)	500,353	2,940
	Softcat plc (IT services)	366,972	3,803
	Spirax-Sarco Engineering plc (Machinery)	63,478	6,040
	SSP Group plc (Hotels, restaurants & leisure)	1,179,585	11,142
	The UNITE Group plc (Equity REIT)	584,833	6,807
	Victrex plc (Chemicals)	86,015	3,745
	Workspace Group plc (Equity REIT)	593,936	7,602
			124,789
	Japan—18.1%
	Asahi Intecc Co., Ltd. (Health care equipment & supplies)	151,100	6,596
	Benefit One, Inc. (Professional services)	90,100	2,942
	Digital Arts, Inc. (Software)	1,000	47
	en-japan, Inc. (Professional services)	83,000	4,164
	Kose Corporation (Personal products)	17,900	3,411
	Maeda Corporation (Construction & engineering)	428,600	5,658
	Matsumotokiyoshi Holdings Co., Ltd. (Food & staples retailing)	130,300	5,344
	Meitec Corporation (Professional services)	62,100	2,990
	Nihon M&A Center, Inc. (Professional services)	229,500	6,888
	Nihon Unisys, Ltd. (IT services)	272,400	7,029
	PALTAC Corporation (Distributors)	145,300	7,941
	Park24 Co., Ltd. (Commercial services & supplies)	93,200	2,818
	Sankyu, Inc. (Road & rail)	56,420	3,168

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—18.1%—(continued)
	Stanley Electric Co., Ltd. (Auto components)	100,600	$3,440
	TechnoPro Holdings, Inc. (Professional services)	102,000	6,329
	TIS, Inc. (IT services)	163,100	8,154
	Tokyo Century Corporation (Diversified financial services)	129,700	8,059
	Topcon Corporation (Electronic equipment, instruments & components)	275,100	5,022
	Tsuruha Holdings, Inc. (Food & staples retailing)	22,100	2,721
*	UT Group Co., Ltd. (Professional services)	106,837	3,813
	Welcia Holdings Co., Ltd. (Food & staples retailing)	53,500	3,032
			99,566
	Emerging Asia—9.5%
	Cambodia—0.7%
	NagaCorp, Ltd. (Hotels, restaurants & leisure)	3,504,000	3,671
	China—2.1%
*	51job, Inc.—ADR (Professional services)	35,226	2,712
	Kingsoft Corporation, Ltd. (Software)	1,498,000	2,855
*	Li Ning Co., Ltd. (Textiles, apparel & luxury goods)	3,844,500	3,634
	Travelsky Technology, Ltd. Class “H” (IT services)	949,000	2,467
			11,668
	India—3.1%
	Crompton Greaves Consumer Electricals, Ltd. (Household durables)	984,752	3,029
	Cyient, Ltd. (Software)	235,354	2,435
	Indiabulls Housing Finance, Ltd. (Thrifts & mortgage finance)	165,415	1,951
	Jubilant Foodworks, Ltd. (Hotels, restaurants & leisure)	266,905	4,572
	KEC International, Ltd. (Construction & engineering)	459,898	1,881
	MindTree, Ltd. (IT services)	231,112	3,284
			17,152
	South Korea—0.3%
*	Hugel, Inc. (Biotechnology)	3,742	1,443
	Taiwan—2.3%
	Chailease Holding Co., Ltd. (Diversified financial services)	1,570,200	5,503
	Eclat Textile Co., Ltd. (Textiles, apparel & luxury goods)	368,000	4,556
	Globalwafers Co., Ltd. (Semiconductors & semiconductor equipment)	250,000	2,755
			12,814
	Thailand—1.0%
	KCE Electronics PCL (Electronic equipment, instruments & components)	2,114,200	2,762
	Tisco Financial Group PCL (Banks)	1,116,000	2,890
			5,652
	Asia—6.0%
	Australia—4.8%
	Bingo Industries, Ltd. (Commercial services & supplies)	1,227,243	2,786
	Corporate Travel Management, Ltd. (Hotels, restaurants & leisure)	199,785	4,409
	Costa Group Holdings, Ltd. (Food products)	674,250	3,475
	DuluxGroup, Ltd. (Chemicals)	970,953	5,383
	Orora, Ltd. (Containers & packaging)	2,329,681	5,591
	SmartGroup Corporation, Ltd. (Commercial services & supplies)	321,074	2,764

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Asia—6.0%—(continued)
	The Star Entertainment Group, Ltd. (Hotels, restaurants & leisure)	624,671	$2,343
			26,751
	Hong Kong—0.4%
	MGM China Holdings, Ltd. (Hotels, restaurants & leisure)	1,329,200	2,105
	New Zealand—0.8%
	Fisher & Paykel Healthcare Corp., Ltd. (Health care equipment & supplies)	383,674	3,828
	Ryman Healthcare, Ltd. (Health care providers & services)	51,150	475
			4,303
	Emerging Latin America—3.4%
	Argentina—1.0%
*	Globant S.A. (Software)†	97,337	5,742
	Brazil—1.2%
	CVC Brasil Operadora e Agencia de Viagens S.A. (Hotels, restaurants & leisure)	251,000	2,692
	Localiza Rent a Car S.A. (Road & rail)	701,985	3,954
			6,646
	Mexico—1.2%
	Grupo Aeroportuario del Sureste S.A.B. de C.V.—ADR (Transportation infrastructure)	31,897	6,543
	Canada—3.2%
	Reliance Worldwide Corporation, Ltd. (Building products)	714,419	2,670
	Canadian Western Bank (Banks)	166,773	4,403
	CES Energy Solutions Corporation (Energy equipment & services)	667,553	2,201
	Finning International, Inc. (Trading companies & distributors)	228,434	5,580
	Parkland Fuel Corporation (Oil, gas & consumable fuels)	84,170	2,829
			17,683
	Emerging Europe, Mid-East, Africa—1.9%
	South Africa—1.9%
	AVI, Ltd. (Food products)	457,549	3,439
	Bidvest Group, Ltd. (Industrial conglomerates)	205,874	2,693
	Clicks Group, Ltd. (Food & staples retailing)	346,132	4,284
			10,416
	Total Common Stocks—96.6% (cost $482,031)		531,933
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.420% dated 9/28/18, due 10/1/18, repurchase price $18,797, collateralized by Federal National Mortgage Association, 1.625%, due 1/21/20	$18,797	18,797
	Total Repurchase Agreement—3.4% (cost $18,797)		18,797

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	Value
Total Investments—100.0% (cost $500,828)	$550,730
Cash and other assets, less liabilities—0.0%	121
Net assets—100.0%	$550,851

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

At September 30, 2018, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	21.2%
Consumer Discretionary	18.0%
Information Technology	16.1%
Financials	14.3%
Health Care	9.3%
Consumer Staples	8.1%
Real Estate	5.0%
Materials	3.8%
Energy	3.0%
Utilities	1.2%
Total	100.0%

At September 30, 2018, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

British Pound Sterling	24.6%
Japanese Yen	18.7%
Euro	18.1%
Swedish Krona	7.1%
Australian Dollar	5.5%
U.S. Dollar	4.0%
Indian Rupee	3.2%
Canadian Dollar	2.8%
Hong Kong Dollar	2.8%
New Taiwan Dollar	2.4%
South African Rand	2.0%
Danish Krone	1.7%
Swiss Franc	1.7%
Norwegian Krone	1.4%
Brazilian Real	1.2%
Thai Baht	1.1%
All Other Currencies	1.7%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—70.8%
	China—33.3%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	143,943	$23,716
	ANTA Sports Products, Ltd. (Textiles, apparel & luxury goods)	800,000	3,837
	Autohome, Inc.—ADR (Internet software & services)	59,930	4,639
	China International Travel Service Corporation, Ltd. Class “A” (Hotels, restaurants & leisure)	615,814	6,088
	CNOOC, Ltd. (Oil, gas & consumable fuels)	3,610,000	7,148
	CSPC Pharmaceutical Group, Ltd. (Pharmaceuticals)	2,510,000	5,329
*	Ctrip.com International, Ltd.—ADR (Internet & direct marketing retail)	104,392	3,880
	ENN Energy Holdings, Ltd. (Gas utilities)	579,000	5,029
*	Haier Electronics Group Co., Ltd. (Household durables)	1,983,000	5,383
	Huazhu Group, Ltd.—ADR (Hotels, restaurants & leisure)	172,243	5,564
	Jiangsu Hengrui Medicine Co., Ltd. Class “A” (Pharmaceuticals)	508,860	4,696
	Kweichow Moutai Co., Ltd. Class “A” (Beverages)	66,659	7,072
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	1,101,500	11,186
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	624,000	8,003
	Sunny Optical Technology Group Co., Ltd. (Electronic equipment, instruments & components)	151,000	1,742
*	TAL Education Group—ADR (Diversified consumer services)	84,580	2,175
	Tencent Holdings, Ltd. (Internet software & services)	588,900	24,313
	Tingyi Cayman Islands Holding Corporation (Food products)	2,012,000	3,696
			133,496
	India—15.6%
	Asian Paints, Ltd. (Chemicals)	197,809	3,515
	Bajaj Finance, Ltd. (Consumer finance)	173,403	5,211
	Britannia Industries, Ltd. (Food products)	43,492	3,510
	HDFC Bank, Ltd. (Banks)	184,879	5,123
	HDFC Bank, Ltd.—ADR (Banks)	14,769	1,390
	HDFC Standard Life Insurance Co. Ltd.—144A (Insurance)	661,680	3,575
	Hindustan Unilever, Ltd. (Household products)	196,528	4,353
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	323,755	7,816
	IndusInd Bank, Ltd. (Banks)	188,830	4,402
	Infosys, Ltd. (IT services)	1,009,663	10,191
	Maruti Suzuki India, Ltd. (Automobiles)	35,246	3,559
	MRF, Ltd. (Auto components)	3,907	3,433
	Petronet LNG, Ltd. (Oil, gas & consumable fuels)	869,549	2,691
	UPL, Ltd. (Chemicals)	424,330	3,891
			62,660
	Indonesia—4.2%
	PT Bank Rakyat Indonesia Persero Tbk (Banks)	32,118,300	6,789
	PT Telekomunikasi Indonesia Persero Tbk (Diversified telecommunication services)	24,591,900	6,007
	PT Unilever Indonesia Tbk (Household products)	1,264,000	3,989
			16,785
	South Korea—5.8%
	LG Chem, Ltd. (Chemicals)	18,977	6,253
	LG Household & Health Care, Ltd. (Personal products)	3,709	4,266
	Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	306,122	12,819
			23,338

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—70.8%—(continued)
	Taiwan—8.4%
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	598,985	$26,451
	Uni-President Enterprises Corporation (Food products)	2,767,000	7,223
			33,674
	Thailand—3.5%
	Airports of Thailand PCL (Transportation infrastructure)	3,675,300	7,444
	CP ALL PCL (Food & staples retailing)	3,224,100	6,879
			14,323
	Emerging Latin America—13.4%
	Argentina—0.7%
*	YPF S.A.—ADR (Oil, gas & consumable fuels)	180,408	2,787
	Brazil—3.6%
	AMBEV S.A.—ADR (Beverages)	1,070,047	4,890
	B3 S.A. - Brasil Bolsa Balcao (Capital markets)	760,100	4,404
	Raia Drogasil S.A. (Food & staples retailing)	297,100	5,329
			14,623
	Chile—0.9%
	Sociedad Quimica y Minera de Chile S.A.—ADR (Chemicals)	77,687	3,552
	Mexico—5.0%
	Alsea S.A.B. de C.V. (Hotels, restaurants & leisure)	873,900	2,968
	Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class “B” (Transportation infrastructure)	612,300	6,699
	Grupo Financiero Banorte S.A.B. de C.V. Class “O” (Banks)	1,455,100	10,526
			20,193
	Peru—3.2%
	Credicorp, Ltd. (Banks)†	35,269	7,868
	Southern Copper Corporation (Metals & mining)	111,217	4,798
			12,666
	Emerging Europe, Mid-East, Africa—10.7%
	Hungary—1.5%
	OTP Bank Nyrt (Banks)	164,051	6,080
	Russia—1.5%
*	Yandex N.V. Class “A” (Internet software & services)†	180,938	5,951
	South Africa—7.7%
	Bid Corporation, Ltd. (Food & staples retailing)	177,005	3,691
	Bidvest Group, Ltd. (Industrial conglomerates)	268,390	3,511
	Capitec Bank Holdings, Ltd. (Banks)	90,904	6,584
	FirstRand, Ltd. (Diversified financial services)	1,129,584	5,421
	Naspers, Ltd. (Media)	53,525	11,551
			30,758

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Total Common Stocks—94.9% (cost $338,403)		$380,886
Preferred Stock
Brazil—1.8%
Itau Unibanco Holding S.A. (Banks)	660,850	7,221
Total Preferred Stock—1.8% (cost $6,248)		7,221
Repurchase Agreement
Fixed Income Clearing Corporation, 0.420% dated 9/28/18, due 10/1/18, repurchase price $12,242, collateralized by U.S. Treasury Note, 1.625%, due 12/31/19	$12,242	12,242
Total Repurchase Agreement—3.1% (cost $12,242)		12,242
Total Investments—99.8% (cost $356,893)		400,349
Cash and other assets, less liabilities—0.2%		897
Net assets—100.0%		$401,246

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

At September 30, 2018, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	28.4%
Financials	24.1%
Consumer Discretionary	14.5%
Consumer Staples	14.1%
Materials	5.7%
Industrials	4.5%
Energy	3.3%
Health Care	2.6%
Communication Services	1.5%
Utilities	1.3%
Total	100.0%

At September 30, 2018, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	25.2%
Hong Kong Dollar	19.5%
Indian Rupee	15.8%
South African Rand	7.9%
South Korean Won	6.0%
Mexican Peso	5.2%
Yuan Renminbi	4.6%
Brazilian Real	4.4%
Indonesian Rupiah	4.3%
Thai Baht	3.7%
New Taiwan Dollar	1.8%
Hungarian Forint	1.6%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—77.2%
	China—26.3%
*	58.com, Inc.—ADR (Internet software & services)	51,502	$3,791
	Aier Eye Hospital Group Co., Ltd. Class “A” (Health care providers & services)	425,065	1,992
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	309,622	51,013
	ANTA Sports Products, Ltd. (Textiles, apparel & luxury goods)	629,000	3,017
	Autohome, Inc.—ADR (Internet software & services)	25,215	1,952
*	Baozun, Inc.—ADR (Internet software & services)	66,637	3,237
*	BeiGene, Ltd.—ADR (Biotechnology)	13,539	2,332
	China International Travel Service Corporation, Ltd. Class “A” (Hotels, restaurants & leisure)	681,222	6,735
*	Chinasoft International, Ltd. (IT services)	3,058,000	2,039
	CSPC Pharmaceutical Group, Ltd. (Pharmaceuticals)	1,868,000	3,966
	ENN Energy Holdings, Ltd. (Gas utilities)	447,000	3,883
	Foshan Haitian Flavouring & Food Co., Ltd. Class “A” (Food products)	677,313	7,796
	Hangzhou Tigermed Consulting Co., Ltd. Class “A” (Life sciences tools & services)	259,500	2,026
	Hua Hong Semiconductor Ltd.—144A (Semiconductors & semiconductor equipment)	879,000	1,893
	Huadong Medicine Co., Ltd. Class “A” (Health care providers & services)	254,756	1,554
	Huazhu Group, Ltd.—ADR (Hotels, restaurants & leisure)	131,445	4,246
*	HUYA, Inc.—ADR (Internet software & services)	53,646	1,265
	Jiangsu Hengrui Medicine Co., Ltd. Class “A” (Pharmaceuticals)	285,799	2,638
	Kingdee International Software Group Co., Ltd. (Software)	1,786,000	1,944
	Kweichow Moutai Co., Ltd. Class “A” (Beverages)	77,448	8,217
*	Momo, Inc.—ADR (Internet software & services)	90,217	3,952
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	1,759,000	17,863
	Shanghai International Airport Co., Ltd. Class “A” (Transportation infrastructure)	458,274	3,914
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	112,000	1,437
	Sino Biopharmaceutical, Ltd. (Pharmaceuticals)	2,114,000	1,971
	Sunny Optical Technology Group Co., Ltd. (Electronic equipment, instruments & components)	468,000	5,398
	Tencent Holdings, Ltd. (Internet software & services)	964,960	39,839
*	Weibo Corporation—ADR (Internet software & services)	47,488	3,473
*	Wuxi Biologics Cayman, Inc.—144A (Life sciences tools & services)	628,500	6,355
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class “A” (Pharmaceuticals)	172,684	2,541
	Zhejiang Supor Co., Ltd. Class “A” (Household durables)	318,328	2,497
			204,776
	India—21.2%
	Asian Paints, Ltd. (Chemicals)	201,112	3,573
	Bajaj Finance, Ltd. (Consumer finance)	482,665	14,506
	Bajaj Finserv, Ltd. (Insurance)	63,961	5,319
*	Bharat Financial Inclusion, Ltd. (Consumer finance)	179,518	2,571
	Britannia Industries, Ltd. (Food products)	40,836	3,296
	Dabur India, Ltd. (Personal products)	655,161	3,876
	Godrej Consumer Products, Ltd. (Personal products)	428,584	4,576
	Havells India, Ltd. (Electrical equipment)	364,053	2,977
*	HDFC Asset Management Co. Ltd.—144A (Capital markets)	74,595	1,365
	HDFC Bank, Ltd. (Banks)	848,092	23,498
	HDFC Standard Life Insurance Co. Ltd.—144A (Insurance)	651,069	3,517
	Hindustan Unilever, Ltd. (Household products)	340,179	7,535
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	752,434	18,165
	Indiabulls Housing Finance, Ltd. (Thrifts & mortgage finance)	314,110	3,705
	IndusInd Bank, Ltd. (Banks)	528,632	12,325
	Infosys, Ltd. (IT services)	1,263,156	12,750
	Jubilant Foodworks, Ltd. (Hotels, restaurants & leisure)	126,725	2,171

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—77.2%—(continued)
	Mahindra & Mahindra, Ltd. (Automobiles)	590,712	$7,045
	Maruti Suzuki India, Ltd. (Automobiles)	35,688	3,604
	Nestle India, Ltd. (Food products)	26,271	3,508
	Page Industries, Ltd. (Textiles, apparel & luxury goods)	6,373	2,945
	Tata Consultancy Services, Ltd. (IT services)	738,098	22,258
			165,085
	Indonesia—2.5%
	PT Bank Central Asia Tbk (Banks)	4,798,900	7,777
	PT Bank Rakyat Indonesia Persero Tbk (Banks)	28,962,505	6,122
	PT Bukit Asam Tbk (Oil, gas & consumable fuels)	7,217,100	2,092
	PT United Tractors Tbk (Oil, gas & consumable fuels)	1,471,400	3,259
			19,250
	Malaysia—1.2%
	Public Bank Bhd (Banks)	1,581,100	9,551
	Philippines—0.3%
	Ayala Land, Inc. (Real estate management & development)	3,527,900	2,615
	South Korea—9.7%
	Douzone Bizon Co., Ltd. (Software)	41,298	2,275
	Hana Financial Group, Inc. (Banks)	169,494	6,807
	Korea Investment Holdings Co., Ltd. (Capital markets)	38,629	2,650
	LG Household & Health Care, Ltd. (Personal products)	4,917	5,656
	Orion Corporation (Food products)	5,309	505
*	Samsung Biologics Co., Ltd.—144A (Life sciences tools & services)	13,418	6,460
	Samsung Electro-Mechanics Co., Ltd. (Electronic equipment, instruments & components)	31,609	3,961
	Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	766,493	32,097
	Samsung SDI Co., Ltd. (Electronic equipment, instruments & components)	24,909	5,805
	SK Hynix, Inc. (Semiconductors & semiconductor equipment)	147,087	9,693
			75,909
	Taiwan—11.3%
	ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	71,000	1,418
	Chailease Holding Co., Ltd. (Diversified financial services)	1,294,380	4,536
	Chroma ATE, Inc. (Electronic equipment, instruments & components)	431,000	2,068
	E.Sun Financial Holding Co., Ltd. (Banks)	16,929,171	12,503
	Eclat Textile Co., Ltd. (Textiles, apparel & luxury goods)	226,000	2,798
	Feng TAY Enterprise Co., Ltd. (Textiles, apparel & luxury goods)	398,000	2,451
	Macronix International (Semiconductors & semiconductor equipment)	23,006	19
	President Chain Store Corporation (Food & staples retailing)	1,014,000	11,906
	Silicon Motion Technology Corporation—ADR (Semiconductors & semiconductor equipment)	48,385	2,598
	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & semiconductor equipment)	1,902,000	16,352
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	599,119	26,457
	Taiwan Union Technology Corporation (Electronic equipment, instruments & components)	531,000	1,765
	TCI Co., Ltd. (Personal products)	172,616	2,776
			87,647

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—77.2%—(continued)
	Thailand—3.3%
	Airports of Thailand PCL (Transportation infrastructure)	4,247,600	$8,603
	Bangkok Dusit Medical Services PCL Class “F” (Health care providers & services)	7,126,300	5,619
	Central Pattana PCL (Real estate management & development)	1,661,600	4,264
	CP ALL PCL (Food & staples retailing)	1,938,800	4,137
	Home Product Center PCL (Specialty retail)	6,278,100	3,067
			25,690
	Vietnam—1.4%
*	Hoa Phat Group JSC (Metals & mining)	1,515,624	2,748
	Vietjet Aviation JSC (Airlines)	319,304	2,074
	Vietnam Dairy Products JSC (Food products)	282,640	1,664
*	Vincom Retail JSC (Real estate management & development)	972,990	1,748
*	Vingroup JSC (Real estate management & development)	595,708	2,510
			10,744
	Emerging Latin America—10.0%
	Brazil—3.1%
	B3 S.A. - Brasil Bolsa Balcao (Capital markets)	1,479,300	8,571
	Iochpe-Maxion S.A. (Machinery)	77,500	367
	IRB Brasil Resseguros S.A. (Insurance)	207,700	3,418
	Localiza Rent a Car S.A. (Road & rail)	1,041,720	5,868
	Magazine Luiza S.A. (Multiline retail)	90,800	2,754
	WEG S.A. (Machinery)	577,320	2,823
			23,801
	Chile—1.3%
	Banco Santander Chile—ADR (Banks)	307,445	9,832
	Mexico—4.4%
	Grupo Financiero Banorte S.A.B. de C.V. Class “O” (Banks)	2,247,800	16,261
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	5,979,800	18,140
			34,401
	Peru—1.2%
	Credicorp, Ltd. (Banks)†	43,893	9,791
	Emerging Europe, Mid-East, Africa—9.1%
	Greece—0.2%
	JUMBO S.A. (Specialty retail)	110,234	1,638
	Hungary—1.0%
	OTP Bank Nyrt (Banks)	201,556	7,470
	Kenya—0.5%
	Safaricom plc (Wireless telecommunication services)	14,964,754	3,639
	Poland—0.2%
*	CD Projekt S.A. (Software)	36,733	1,866
	South Africa—5.7%
	Capitec Bank Holdings, Ltd. (Banks)	67,129	4,862
	Clicks Group, Ltd. (Food & staples retailing)	217,308	2,689

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Europe, Mid-East, Africa—9.1%—(continued)
FirstRand, Ltd. (Diversified financial services)	1,671,374	$8,022
JSE, Ltd. (Capital markets)	152,348	1,715
Mr. Price Group, Ltd. (Specialty retail)	132,514	2,139
Naspers, Ltd. (Media)	96,713	20,870
Sanlam, Ltd. (Insurance)	760,004	4,252
		44,549
United Arab Emirates—1.5%
DP World, Ltd. (Transportation infrastructure)†	98,489	1,881
First Abu Dhabi Bank PJSC (Banks)	1,500,041	5,840
NMC Health plc (Health care providers & services)	87,716	3,881
		11,602
Total Common Stocks—96.3% (cost $651,550)		749,856
Preferred Stock
Brazil—1.1%
Itau Unibanco Holding S.A. (Banks)	757,260	8,275
Total Preferred Stock—1.1% (cost $12,189)		8,275
Repurchase Agreement
Fixed Income Clearing Corporation, 0.420% dated 9/28/18, due 10/1/18, repurchase price $16,132, collateralized by U.S. Treasury Note,1.625%, due 12/31/19	$16,131	16,131
Total Repurchase Agreement—2.1% (cost $16,131)		16,131
Total Investments—99.5% (cost $679,870)		774,262
Cash and other assets, less liabilities—0.5%		3,933
Net assets—100.0%		$778,195

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

At September 30, 2018, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	34.4%
Financials	31.7%
Consumer Staples	11.4%
Consumer Discretionary	9.2%
Health Care	5.5%
Industrials	3.8%
Real Estate	1.5%
Materials	0.8%
Energy	0.7%
Communication Services	0.5%
Utilities	0.5%
Total	100.0%

At September 30, 2018, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Indian Rupee	21.8%
U.S. Dollar	16.6%
Hong Kong Dollar	11.8%
South Korean Won	10.0%
New Taiwan Dollar	7.7%
South African Rand	5.9%
Yuan Renminbi	5.3%
Mexican Peso	4.5%
Brazilian Real	4.2%
Thai Baht	3.4%
Indonesian Rupiah	2.5%
Viet Nam Dong	1.4%
Malaysian Ringgit	1.3%
All Other Currencies	3.6%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—79.3%
	Cambodia—0.8%
	NagaCorp, Ltd. (Hotels, restaurants & leisure)	3,252,000	$3,406
	China—19.4%
*	51job, Inc.—ADR (Professional services)	43,781	3,371
*	A-Living Services Co. Ltd.—144A Class “H” (Commercial services & supplies)	1,394,500	2,166
*	Baozun, Inc.—ADR (Internet software & services)	56,805	2,760
*	China Education Group Holdings, Ltd. (Diversified consumer services)	3,220,000	4,549
	China Everbright Greentech Ltd.—144A (Independent power & renewable electricity producers)	2,093,554	1,786
	China Lilang, Ltd. (Textiles, apparel & luxury goods)	307,000	287
	China Maple Leaf Educational Systems, Ltd. (Diversified consumer services)	1,264,000	662
	China Suntien Green Energy Corporation, Ltd. Class “H” (Oil, gas & consumable fuels)	11,089,000	3,074
*	Chinasoft International, Ltd. (IT services)	4,060,000	2,707
	Chongqing Zhifei Biological Products Co., Ltd. Class “A” (Biotechnology)	411,403	2,927
	Dali Foods Group Co., Ltd.—144A (Food products)	5,520,500	3,970
	Fu Shou Yuan International Group, Ltd. (Diversified consumer services)	1,810,000	1,413
	Fuyao Glass Industry Group Co. Ltd.—144A Class “H” (Auto components)	348,800	1,268
	Hangzhou Tigermed Consulting Co., Ltd. Class “A” (Life sciences tools & services)	145,815	1,138
*	Health and Happiness H&H International Holdings, Ltd. (Food products)	438,000	2,630
	Hua Hong Semiconductor Ltd.—144A (Semiconductors & semiconductor equipment)	1,567,600	3,376
	Jiangsu Yangnong Chemical Co., Ltd. Class “A” (Chemicals)	292,523	1,971
	JNBY Design, Ltd. (Textiles, apparel & luxury goods)	903,500	1,602
	Kingdee International Software Group Co., Ltd. (Software)	3,910,000	4,255
*	Noah Holdings, Ltd.—ADR (Capital markets)	56,055	2,362
*	Ping An Healthcare and Technology Co. Ltd.—144A (Health care technology)	421,700	2,817
	Silergy Corporation (Semiconductors & semiconductor equipment)	87,000	1,567
	SSY Group, Ltd. (Pharmaceuticals)	2,576,000	2,488
	Tianneng Power International, Ltd. (Auto components)	864,000	763
	Toly Bread Co., Ltd. Class “A” (Food products)	38,500	327
*	Towngas China Co., Ltd. (Gas utilities)	3,595,000	3,146
*	Wuxi Biologics Cayman, Inc.—144A (Life sciences tools & services)	430,500	4,353
	Xiabuxiabu Catering Management China Holdings Co. Ltd.—144A (Hotels, restaurants & leisure)	705,000	1,054
	Yantai Jereh Oilfield Services Group Co., Ltd. Class “A” (Energy equipment & services)	1,689,370	5,348
	Yihai International Holding, Ltd. (Food products)	1,530,000	3,479
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class “A” (Pharmaceuticals)	145,316	2,139
	Zhejiang Supor Co., Ltd. Class “A” (Household durables)	443,383	3,478
	Zhejiang Weixing New Building Materials Co., Ltd. Class “A” (Chemicals)	1,326,097	2,856
			82,089
	India—23.6%
	Aarti Industries (Chemicals)	150,736	2,433
	Astral Poly Technik, Ltd. (Building products)	325,512	4,490
	Balkrishna Industries, Ltd. (Auto components)	130,490	1,833
	Bandhan Bank Ltd.—144A (Banks)	182,683	1,429
	Bata India, Ltd. (Textiles, apparel & luxury goods)	184,495	2,482
	Berger Paints India, Ltd. (Chemicals)	699,479	2,818
	Biocon, Ltd. (Biotechnology)	571,410	5,434
	City Union Bank, Ltd. (Banks)	579,963	1,402
	Cyient, Ltd. (Software)	192,646	1,993
	Edelweiss Financial Services, Ltd. (Capital markets)	417,144	1,108
	Endurance Technologies Ltd.—144A (Auto components)	126,047	2,290
	Escorts, Ltd. (Machinery)	141,961	1,197

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—79.3%—(continued)
	Godrej Consumer Products, Ltd. (Personal products)	150,975	$1,612
	Graphite India, Ltd. (Electrical equipment)	324,419	3,794
	Gruh Finance, Ltd. (Thrifts & mortgage finance)	1,009,209	4,101
	Havells India, Ltd. (Electrical equipment)	437,145	3,574
*	HDFC Asset Management Co. Ltd.—144A (Capital markets)	43,044	788
	Hexaware Technologies, Ltd. (IT services)	380,150	2,231
	Info Edge India, Ltd. (Internet software & services)	69,418	1,417
	Ipca Laboratories, Ltd. (Pharmaceuticals)	178,581	1,683
	Jubilant Foodworks, Ltd. (Hotels, restaurants & leisure)	93,017	1,593
	KEI Industries, Ltd. (Electrical equipment)	546,178	2,698
	L&T Finance Holdings, Ltd. (Diversified financial services)	915,850	1,637
	Larsen & Toubro Infotech Ltd.—144A (IT services)	118,609	3,191
	Mahanagar Gas, Ltd. (Gas utilities)	257,583	2,885
	Marico, Ltd. (Personal products)	554,978	2,534
	Minda Industries, Ltd. (Auto components)	273,593	1,339
	MindTree, Ltd. (IT services)	168,131	2,389
	NIIT Technologies, Ltd. (Software)	330,179	5,009
	Page Industries, Ltd. (Textiles, apparel & luxury goods)	9,230	4,265
	Pidilite Industries, Ltd. (Chemicals)	175,933	2,532
	Radico Khaitan, Ltd. (Beverages)	763,270	3,664
	RBL Bank Ltd.—144A (Banks)	360,490	2,551
	Sterlite Technologies, Ltd. (Communications equipment)	761,749	3,056
	Sundram Fasteners, Ltd. (Auto components)	225,470	1,798
	Tata Elxsi, Ltd. (Software)	188,232	2,987
	The Phoenix Mills, Ltd. (Real estate management & development)	316,704	2,451
	Torrent Pharmaceuticals, Ltd. (Pharmaceuticals)	87,933	2,008
	V-Mart Retail, Ltd. (Multiline retail)	33,245	1,151
	VIP Industries, Ltd. (Textiles, apparel & luxury goods)	334,646	1,909
			99,756
	Indonesia—1.3%
	PT Ace Hardware Indonesia Tbk (Specialty retail)	39,905,000	3,856
	PT Charoen Pokphand Indonesia Tbk (Food products)	4,394,000	1,497
			5,353
	Malaysia—5.0%
	Dialog Group Bhd (Energy equipment & services)	6,693,900	5,645
	Hartalega Holdings Bhd (Health care equipment & supplies)	3,495,400	5,591
	Hong Leong Bank Bhd (Banks)	1,062,500	5,284
	Inari Amertron Bhd (Electronic equipment, instruments & components)	2,828,300	1,558
	Top Glove Corporation Bhd (Health care equipment & supplies)	1,185,900	3,055
			21,133
	Philippines—0.5%
	Jollibee Foods Corporation (Hotels, restaurants & leisure)	461,790	2,196
	South Korea—8.4%
*	Aekyung Industrial Co., Ltd. (Household products)	24,662	1,496
*	Cafe24 Corporation (Internet software & services)	19,661	2,652
	Cosmax, Inc. (Personal products)	36,746	5,201
	Dentium Co., Ltd. (Health care equipment & supplies)	45,950	4,163
	Douzone Bizon Co., Ltd. (Software)	49,103	2,705
	Fila Korea, Ltd. (Textiles, apparel & luxury goods)	164,699	6,667
*	JYP Entertainment Corporation (Media)	121,614	4,067

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—79.3%—(continued)
	Koh Young Technology, Inc. (Semiconductors & semiconductor equipment)	31,904	$3,135
	Korea Investment Holdings Co., Ltd. (Capital markets)	15,405	1,057
	Orion Corporation (Food products)	16,310	1,551
	POSCO Chemtech Co., Ltd. (Construction materials)	43,879	2,888
			35,582
	Taiwan—11.4%
	ASMedia Technology, Inc. (Semiconductors & semiconductor equipment)	147,000	2,585
	ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	125,000	2,497
	Chailease Holding Co., Ltd. (Diversified financial services)	1,014,300	3,555
	Chroma ATE, Inc. (Electronic equipment, instruments & components)	1,099,000	5,273
	Eclat Textile Co., Ltd. (Textiles, apparel & luxury goods)	431,000	5,336
	Feng TAY Enterprise Co., Ltd. (Textiles, apparel & luxury goods)	872,000	5,369
	Globalwafers Co., Ltd. (Semiconductors & semiconductor equipment)	157,000	1,730
	Macronix International (Semiconductors & semiconductor equipment)	22,926	19
	Novatek Microelectronics Corporation (Semiconductors & semiconductor equipment)	942,000	4,659
	Sinbon Electronics Co., Ltd. (Electronic equipment, instruments & components)	1,148,000	3,203
	Taiwan Union Technology Corporation (Electronic equipment, instruments & components)	748,000	2,487
	TCI Co., Ltd. (Personal products)	562,343	9,043
	Voltronic Power Technology Corporation (Electrical equipment)	60,000	1,053
	Wafer Works Corporation (Semiconductors & semiconductor equipment)	800,672	1,141
			47,950
	Thailand—6.5%
	Bangkok Chain Hospital PCL (Health care providers & services)	12,496,900	8,038
	Chularat Hospital PCL Class “F” (Health care providers & services)	17,937,500	1,575
	Home Product Center PCL (Specialty retail)	16,332,200	7,979
	Indorama Ventures PCL (Chemicals)	3,669,910	6,695
	KCE Electronics PCL (Electronic equipment, instruments & components)	2,556,800	3,341
			27,628
	Vietnam—2.4%
*	Hoa Phat Group JSC (Metals & mining)	3,132,302	5,680
	PetroVietnam Gas JSC (Gas utilities)	785,160	3,894
	Vietjet Aviation JSC (Airlines)	103,660	673
			10,247
	Emerging Latin America—11.8%
	Argentina—0.4%
*	Globant S.A. (Software)†	28,111	1,658
	Brazil—5.7%
*	Construtora Tenda S.A. (Household durables)	409,536	2,687
	Iochpe-Maxion S.A. (Machinery)	463,400	2,192
	IRB Brasil Resseguros S.A. (Insurance)	605,800	9,968
	Localiza Rent a Car S.A. (Road & rail)	553,395	3,117
	Magazine Luiza S.A. (Multiline retail)	163,700	4,965
	Tegma Gestao Logistica S.A. (Road & rail)	300,500	1,244
			24,173
	Mexico—5.7%
	Alpek S.A.B. de C.V. (Chemicals)	2,305,400	3,739

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Latin America—11.8%—(continued)
	Banco del Bajio S.A.—144A (Banks)	3,358,800	$8,292
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation infrastructure)	879,143	6,283
	Grupo Aeroportuario del Sureste S.A.B. de C.V.—ADR (Transportation infrastructure)	8,406	1,725
	Grupo Cementos de Chihuahua S.A.B. de C.V. (Construction materials)	594,500	3,884
			23,923
	Emerging Europe, Mid-East, Africa—6.3%
	Kenya—1.1%
	Safaricom, Ltd. (Wireless telecommunication services)	19,728,400	4,797
	Poland—1.3%
*	CD Projekt S.A. (Software )	38,463	1,954
*	Dino Polska S.A.—144A (Food & staples retailing)	130,807	3,534
			5,488
	Romania—1.1%
	Banca Transilvania S.A. (Banks)	8,050,790	4,660
	Russia—0.5%
	TCS Group Holding plc—GDR (Banks)	123,353	2,282
	South Africa—1.5%
	AVI, Ltd. (Food products)	218,962	1,646
	Clicks Group, Ltd. (Food & staples retailing)	85,211	1,054
	Mr Price Group, Ltd. (Specialty retail)	130,462	2,106
	Santam, Ltd. (Insurance)	56,224	1,308
			6,114
	United Arab Emirates—0.8%
	NMC Health plc (Health care providers & services)	71,916	3,181
	Total Common Stocks—97.4% (cost $412,492)		411,616
	Preferred Stocks
	Brazil—1.2%
	Metalurgica Gerdau S.A. (Metals & mining)	1,878,200	3,711
	Randon Participacoes S.A. (Machinery)	896,700	1,390
			5,101
	Colombia—0.4%
	Banco Davivienda S.A. (Banks)	145,142	1,676
	Total Preferred Stocks—1.6% (cost $8,046)		6,777

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 0.420% dated 9/28/18, due 10/1/18, repurchase price $679, collateralized by Federal National Mortgage Association, 1.500%, due 6/22/20	$679	$679
Total Repurchase Agreement—0.2% (cost $679)		679
Total Investments—99.2% (cost $421,217)		419,072
Cash and other assets, less liabilities—0.8%		3,558
Net assets—100.0%		$422,630

ADR = American Depository Receipt

GDR = Global Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

At September 30, 2018, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Consumer Discretionary	19.7%
Information Technology	18.5%
Financials	12.8%
Health Care	12.1%
Consumer Staples	10.3%
Materials	9.4%
Industrials	9.3%
Energy	3.4%
Utilities	2.8%
Communication Services	1.1%
Real Estate	0.6%
Total	100.0%

At September 30, 2018, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Indian Rupee	23.8%
Hong Kong Dollar	13.2%
New Taiwan Dollar	11.8%
South Korean Won	8.5%
Brazilian Real	7.0%
Thai Baht	6.6%
Mexican Peso	5.3%
Malaysian Ringgit	5.1%
Yuan Renminbi	4.8%
U.S. Dollar	3.4%
Viet Nam Dong	2.5%
South African Rand	1.5%
Polish Zloty	1.3%
Indonesian Rupiah	1.3%
Kenyan Shilling	1.1%
Romanian Leu	1.1%
All Other Currencies	1.7%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—50.4%
U.S. Treasury Inflation Indexed Notes/Bonds—5.8%
U.S. Treasury Inflation Indexed Bond, 3.875%, due 4/15/29	$21,691	$27,955
U.S. Treasury—0.1%
U.S. Treasury Floating Rate Note, 3M Treasury money market yield + 0.070%, 2.262%, due 4/30/19(a)	500	500
Federal Home Loan Mortgage Corp. (FHLMC)—13.8%
#B13747, 5.000%, due 4/1/19	17	18
#G12113, 5.500%, due 5/1/21	98	99
#J02986, 6.500%, due 7/1/21	7	7
#G30255, 7.000%, due 7/1/21	1	1
#G30243, 6.000%, due 12/1/21	1	1
#G12720, 5.500%, due 6/1/22	17	17
#D95621, 6.500%, due 7/1/22	346	359
#G16026, 4.000%, due 11/1/25	5,586	5,727
#G14150, 4.500%, due 4/1/26	1,087	1,130
#J16051, 4.500%, due 7/1/26	621	647
#G02210, 7.000%, due 12/1/28	50	56
#G02183, 6.500%, due 3/1/30	12	14
#G01728, 7.500%, due 7/1/32	82	95
#C01385, 6.500%, due 8/1/32	65	74
#C01623, 5.500%, due 9/1/33	76	83
#A15039, 5.500%, due 10/1/33	2	2
#A17603, 5.500%, due 1/1/34	1,720	1,900
#G01843, 6.000%, due 6/1/35	15	16
#G03711, 6.000%, due 6/1/37	473	523
#G04126, 6.000%, due 6/1/37	1,466	1,633
#A62858, 6.500%, due 7/1/37	79	91
#G03170, 6.500%, due 8/1/37	154	173
#A66843, 6.500%, due 10/1/37	650	740
#G07837, 6.500%, due 2/1/38	2,124	2,403
#G04053, 5.500%, due 3/1/38	574	627
#A78138, 5.500%, due 6/1/38	252	277
#G04641, 6.000%, due 6/1/38	1,108	1,223
#G04466, 5.500%, due 7/1/38	11,914	13,165
#G04544, 6.000%, due 8/1/38	645	713
#A81799, 6.500%, due 9/1/38	350	388
#G06964, 5.500%, due 11/1/38	1,780	1,968
#G05723, 6.500%, due 11/1/38	997	1,133
#G60366, 6.000%, due 10/1/39	12,933	14,331
#G05875, 5.500%, due 2/1/40	454	494
#G61450, 6.000%, due 4/1/40	12,487	13,990
#G61050, 5.500%, due 3/1/41	479	527
#C03665, 9.000%, due 4/1/41	424	483
#G06583, 5.000%, due 6/1/41	1,392	1,489
Total FHLMC Mortgage Obligations		66,617
Federal National Mortgage Association (FNMA)—30.7%
#788424, 5.500%, due 9/1/19	2	2
#900725, 6.000%, due 8/1/21	15	16
#893325, 7.000%, due 9/1/21	4	4
#949589, 5.500%, due 8/1/22	1,282	1,319
#949592, 6.000%, due 8/1/22	2,000	2,076
#AC5410, 4.500%, due 10/1/24	228	237

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA) — (continued)
#AL8529, 6.000%, due 11/1/24	$2,990	$3,108
#AC9560, 5.000%, due 1/1/25	919	968
#255956, 5.500%, due 10/1/25	11	12
#AL2853, 4.500%, due 6/1/26	4,808	5,003
#AL9730, 4.500%, due 2/1/27	1,521	1,583
#AL2134, 4.000%, due 7/1/27	226	231
#AL9857, 4.000%, due 2/1/29	9,859	10,113
#252925, 7.500%, due 12/1/29	1	1
#AD0729, 7.500%, due 12/1/30	7,734	8,851
#535977, 6.500%, due 4/1/31	6	6
#253907, 7.000%, due 7/1/31	1	1
#545339, 6.500%, due 11/1/31	32	36
#587849, 6.500%, due 11/1/31	7	8
#618547, 6.500%, due 11/1/31	3,958	4,368
#545437, 7.000%, due 2/1/32	38	43
#545759, 6.500%, due 7/1/32	328	365
#545869, 6.500%, due 7/1/32	1,056	1,171
#670385, 6.500%, due 9/1/32	523	585
#254548, 5.500%, due 12/1/32	32	35
#703391, 5.000%, due 5/1/33	118	125
#708993, 5.000%, due 6/1/33	21	22
#730131, 5.000%, due 8/1/33	47	50
#741850, 5.500%, due 9/1/33	355	386
#555800, 5.500%, due 10/1/33	36	39
#756153, 5.500%, due 11/1/33	417	453
#AL3455, 5.500%, due 11/1/33	5,125	5,660
#AL3401, 5.500%, due 2/1/34	1,022	1,128
#763798, 5.500%, due 3/1/34	64	69
#725611, 5.500%, due 6/1/34	78	85
#745563, 5.500%, due 8/1/34	470	512
#794474, 6.000%, due 10/1/34	36	40
#745092, 6.500%, due 7/1/35	256	286
#357944, 6.000%, due 9/1/35	12	13
#AD0979, 7.500%, due 10/1/35	60	68
#745349, 6.500%, due 2/1/36	215	246
#888305, 7.000%, due 3/1/36	8	9
#895637, 6.500%, due 5/1/36	59	66
#831540, 6.000%, due 6/1/36	16	18
#893318, 6.500%, due 8/1/36	8	8
#310037, 6.500%, due 10/1/36	139	156
#831926, 6.000%, due 12/1/36	475	522
#902974, 6.000%, due 12/1/36	130	142
#AB0265, 6.000%, due 2/1/37	10,486	11,640
#938440, 6.000%, due 7/1/37	74	81
#948689, 6.000%, due 8/1/37	146	160
#888703, 6.500%, due 8/1/37	3,231	3,732
#888530, 7.500%, due 8/1/37	1,005	1,172
#AL6411, 7.000%, due 12/1/37	2,137	2,378
#AL0904, 5.500%, due 1/1/38	100	109
#889371, 6.000%, due 1/1/38	2,362	2,628
#962058, 6.500%, due 3/1/38	1,068	1,215
#934006, 6.500%, due 9/1/38	277	315
#986856, 6.500%, due 9/1/38	113	129

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA) — (continued)
#991911, 7.000%, due 11/1/38		$113	$120
#AL3775, 5.000%, due 1/1/39		1,393	1,489
#AD0752, 7.000%, due 1/1/39		512	596
#AA7611, 5.000%, due 5/1/39		593	634
#AA8443, 5.000%, due 6/1/39		157	168
#AC1619, 5.500%, due 8/1/39		361	392
#AD0315, 6.500%, due 8/1/39		1,687	1,898
#AC9569, 5.000%, due 2/1/40		1,254	1,341
#AD0761, 5.000%, due 2/1/40		197	211
#AD1594, 5.000%, due 2/1/40		201	214
#932751, 5.000%, due 4/1/40		2,827	3,019
#AD7137, 5.500%, due 7/1/40		3,589	3,963
#BM1689, 5.500%, due 8/1/40		2,984	3,257
#AH0955, 5.000%, due 12/1/40		3,731	3,980
#AH5585, 5.000%, due 2/1/41		135	144
#AI1201, 5.500%, due 4/1/41		4,394	4,774
#AL5815, 5.500%, due 4/1/41		3,606	3,984
#BM3525, 6.000%, due 4/1/41		12,690	14,146
#AI6071, 5.000%, due 6/1/41		1,267	1,355
#AI4222, 5.000%, due 7/1/41		100	106
#AL0672, 5.000%, due 7/1/41		2,214	2,366
#AL0913, 6.000%, due 7/1/41		1,326	1,465
#AL9226, 5.500%, due 12/1/41		14,141	15,619
#AL9225, 6.000%, due 1/1/42		6,653	7,402
#AK2733, 5.000%, due 2/1/42		1,536	1,642
Total FNMA Mortgage Obligations			148,089
Asset-Backed Securities—1.5%
Tesla Auto Lease Trust—144A, 2018-A, Tranche D, 3.300%, 5/20/20	Baa2	500	498
Centre Point Funding LLC—144A, 2012-2A, Tranche 1, 2.610%, 8/20/21	Baa1	1,537	1,519
SLM Private Education Loan Trust—144A, 2011-A, Tranche A3, 1M USD LIBOR + 2.500%, 4.658%, 1/15/43, VRN	AAA	5,000	5,100
Total Asset-Backed Securities			7,117
Corporate Obligations—46.6%
Ford Motor Credit Co. LLC, 8.125%, due 1/15/20	BBB	4,000	4,227
UBS Group Funding Switzerland AG, 5 year USD ICE Swap + 5.497%, 6.875%, due 3/22/21, VRN	BBB-	2,000	2,064
JBS USA LUX SA / JBS USA Finance, Inc.—144A, 7.250%, due 6/1/21	B+	3,000	3,060
Capital One Financial Corporation, 4.750%, due 7/15/21	A-	1,000	1,033
O’Reilly Automotive, Inc., 4.625%, due 9/15/21	Baa1	2,943	3,035

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Fresenius Medical Care US Finance II, Inc.—144A, 5.875%, due 1/31/22	BBB-	$2,760	$2,914
Masco Corporation, 5.950%, due 3/15/22	BBB	4,050	4,328
Discover Financial Services, 5.200%, due 4/27/22	BBB+	3,000	3,108
Jones Lang LaSalle, Inc., 4.400%, due 11/15/22	BBB+	4,900	4,976
Navient Corporation, 5.500%, due 1/25/23	BB	2,000	2,003
Jaguar Land Rover Automotive plc—144A, 5.625%, due 2/1/23	BB	3,000	2,959
Toll Brothers Finance Corporation, 4.375%, due 4/15/23	BBB-	4,500	4,483
Itau Unibanco Holding S.A.—144A, 5.125%, due 5/13/23	Ba3	2,500	2,490
Wells Fargo & Co., 4.480%, due 1/16/24	A	4,500	4,611
Lennar Corporation, 4.500%, due 4/30/24	BBB-	2,450	2,405
Banco Inbursa S.A. Institucion de Banca Multiple—144A, 4.125%, due 6/6/24	BBB+	2,500	2,425
Grupo Bimbo S.A.B. de C.V.—144A, 3.875%, due 6/27/24	BBB	2,500	2,469
Iron Mountain, Inc., 5.750%, due 8/15/24	B	675	670
Synchrony Financial, 4.250%, due 8/15/24	BBB-	4,500	4,353
SBA Communications Corporation, 4.875%, due 9/1/24	B+	3,000	2,974
HSBC Holdings plc, 5 year USD ICE Swap + 3.705%, 6.375%, due 9/17/24, VRN	BBB	5,000	4,970
JPMorgan Chase & Co., 3M USD LIBOR + 3.330%, 6.100%, due 10/1/24, VRN	BBB	4,265	4,420
Owens Corning, 4.200%, due 12/1/24	BBB	4,500	4,463
Cemex S.A.B. de C.V.—144A, 5.700%, due 1/11/25	BB	3,000	3,060
Centene Corporation, 4.750%, due 1/15/25	BB+	2,000	2,000
Booz Allen Hamilton, Inc.—144A, 5.125%, due 5/1/25	B+	3,000	2,955
DaVita, Inc., 5.000%, due 5/1/25	Ba3	2,500	2,397
Simon Property Group L.P., 3.300%, due 1/15/26	A	4,500	4,333
Penske Automotive Group, Inc., 5.500%, due 5/15/26	Ba3	2,200	2,144
Vale Overseas, Ltd., 6.250%, due 8/10/26	BBB+	3,000	3,295

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Post Holdings, Inc.—144A, 5.000%, due 8/15/26	B+	$3,000	$2,848
United Rentals North America, Inc., 5.875%, due 9/15/26	BB	2,500	2,575
Xylem, Inc., 3.250%, due 11/1/26	BBB	2,225	2,093
Netflix, Inc., 4.375%, due 11/15/26	Ba3	3,000	2,821
Glencore Funding LLC—144A, 4.000%, due 3/27/27	BBB+	5,000	4,701
Hess Corporation, 4.300%, due 4/1/27	BBB-	4,500	4,371
The Chemours Co., 5.375%, due 5/15/27	BB-	3,000	2,900
Sirius XM Radio, Inc.—144A, 5.000%, due 8/1/27	BB	2,500	2,418
Lear Corporation, 3.800%, due 9/15/27	BBB-	3,000	2,790
Motorola Solutions, Inc., 4.600%, due 2/23/28	BBB-	4,500	4,408
Anheuser-Busch InBev Worldwide, Inc., 4.000%, due 4/13/28	A-	4,600	4,543
The Kroger Co., 8.000%, due 9/15/29	Baa1	4,100	5,110
Yum! Brands, Inc., 6.875%, due 11/15/37	B+	3,500	3,566
ConocoPhillips, 6.500%, due 2/1/39	A	3,500	4,552
Petroleos Mexicanos, 6.500%, due 6/2/41	BBB+	2,500	2,350
Express Scripts Holding Co., 6.125%, due 11/15/41	BBB+	4,200	4,740
Citigroup, Inc., 5.875%, due 1/30/42	A	4,000	4,664
Bank of America Corporation, 5.875%, due 2/7/42	A+	4,000	4,742
Morgan Stanley, 6.375%, due 7/24/42	A	3,248	4,063
Cox Communications, Inc.—144A, 4.700%, due 12/15/42	BBB+	4,300	3,818
Mexichem S.A.B. de C.V.—144A, 5.875%, due 9/17/44	BBB	3,500	3,367
AbbVie, Inc., 4.700%, due 5/14/45	A-	4,500	4,340
ERP Operating L.P., 4.500%, due 6/1/45	A	4,500	4,529
The Goldman Sachs Group, Inc., 4.750%, due 10/21/45	A	3,500	3,568
Apple, Inc., 4.650%, due 2/23/46	AA+	4,500	4,873

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
PepsiCo, Inc., 4.450%, due 4/14/46	A+	$4,500	$4,755
Verizon Communications, Inc., 4.125%, due 8/15/46	A-	5,000	4,503
Brookfield Finance, Inc., 4.700%, due 9/20/47	A-	5,000	4,813
CVS Health Corporation, 5.050%, due 3/25/48	Baa1	4,500	4,620
Microsoft Corporation, 4.750%, due 11/3/55	AAA	4,500	5,101
AT&T, Inc., 5.700%, due 3/1/57	A-	4,500	4,581
Union Pacific Corporation, 4.800%, due 9/10/58	A-	4,500	4,673
Petrobras Global Finance BV, 6.850%, due 6/5/15	Ba2	3,325	2,860
Total Corporate Obligations			225,280
Total Long-Term Investments—98.5% (cost $483,482)			475,558
Repurchase Agreement
Fixed Income Clearing Corporation, 0.420% dated 9/28/18, due 10/1/18, repurchase price $100, collateralized by Federal National Mortgage Association, 1.500%, due 6/22/20		100	100
Total Repurchase Agreement—0.0% (cost $100)			100
Commercial Paper
Johnson Controls International plc, 2.363%, due 10/1/18		2,100	2,100
McCormick & Company, Inc., 2.251%, due 10/1/18		2,100	2,100
Total Commercial Paper—0.9% (cost $4,200)			4,200
Total Investments—99.4% (cost $487,782)			479,858
Securities Sold, Not Yet Purchased
U.S. Government—(3.0)%
Federal National Mortgage Association (FNMA)—(3.0)%
TBA, 3.000%, due 10/11/48		(15,000)	(14,353)
Total Securities Sold, Not Yet Purchased—(3.0)% (proceeds $14,420)			(14,353)
Cash and other assets, less liabilities—3.6%			17,480
Net assets—100.0%			$482,985

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

The obligations of certain U.S. Government-sponsored securities are neither issued nor guaranteed by the U.S. Treasury.

144A = Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by any of Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

TBA = To Be Announced - TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after September 30, 2018. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made.

VRN = Variable Rate Note

(a) Security, or a portion of security, is segregated as collateral for the centrally cleared credit default swap, aggregating a total of $197.

Centrally Cleared Credit Default Swap

Reference Entity	Buy/Sell Protection	Fixed Deal Pay Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
CDX.IG-30	Buy	1.000%	3M	June 2023	Intercontinental Exchange	$25,000	$(434)	$(506)	$(72)

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—57.2%
U.S. Treasury Inflation Indexed Notes/Bonds—2.8%
U.S. Treasury Inflation Indexed Bond, 3.875%, due 4/15/29	$1,380	$1,778
Federal Home Loan Mortgage Corp. (FHLMC)—11.8%
#J05444, 6.000%, due 8/1/22	23	24
#E02388, 6.000%, due 9/1/22	38	39
#E02490, 6.000%, due 4/1/23	44	45
#J13022, 4.000%, due 9/1/25	230	235
#J16051, 4.500%, due 7/1/26	643	670
#A17603, 5.500%, due 1/1/34	498	550
#G01705, 5.500%, due 6/1/34	925	1,023
#A45790, 7.500%, due 5/1/35	90	98
#G04126, 6.000%, due 6/1/37	223	249
#G03201, 6.500%, due 6/1/37	133	149
#A66843, 6.500%, due 10/1/37	208	236
#G04564, 6.000%, due 12/1/37	192	214
#A81799, 6.500%, due 9/1/38	196	217
#G05566, 5.500%, due 12/1/38	122	133
#G60366, 6.000%, due 10/1/39	964	1,069
#G05875, 5.500%, due 2/1/40	91	99
#G61450, 6.000%, due 4/1/40	950	1,064
#C03665, 9.000%, due 4/1/41	206	234
#G06583, 5.000%, due 6/1/41	1,096	1,173
Total FHLMC Mortgage Obligations		7,521
Federal National Mortgage Association (FNMA)—42.6%
#751313, 5.000%, due 3/1/19	8	8
#458147, 10.000%, due 8/15/20	2	2
#897937, 6.000%, due 8/1/21	114	118
#880991, 5.500%, due 1/1/22	51	52
#735574, 8.000%, due 3/1/22	43	44
#679253, 6.000%, due 10/1/22	161	174
FNR G93-19 SH, 1M LIBOR + 56.169%, 11.234%, due 4/25/23, VRN	11	12
#982885, 5.000%, due 5/1/23	221	232
#AL0955, 6.000%, due 5/1/23	119	122
#933985, 5.500%, due 8/1/23	141	145
#AL8529, 6.000%, due 11/1/24	2,548	2,649
#255956, 5.500%, due 10/1/25	32	34
#AH0971, 4.000%, due 12/1/25	352	361
#AL2853, 4.500%, due 6/1/26	622	647
#AL9730, 4.500%, due 2/1/27	1,004	1,045
#256639, 5.000%, due 2/1/27	6	7
#806458, 8.000%, due 6/1/28	79	85
#AL9857, 4.000%, due 2/1/29	6,980	7,160
#880155, 8.500%, due 7/1/29	185	206
#797846, 7.000%, due 3/1/32	47	48
#745519, 8.500%, due 5/1/32	52	58
#654674, 6.500%, due 9/1/32	36	39
#254693, 5.500%, due 4/1/33	6	6
#555531, 5.500%, due 6/1/33	52	57
#711736, 5.500%, due 6/1/33	73	79
#555591, 5.500%, due 7/1/33	9	9
#AL3455, 5.500%, due 11/1/33	1,505	1,662
#776964, 5.000%, due 4/1/34	249	266

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA) — (continued)
#725424, 5.500%, due 4/1/34		$56	$60
#888884, 5.500%, due 12/1/35		121	132
#888703, 6.500%, due 8/1/37		682	788
#928658, 6.500%, due 9/1/37		21	23
#AL6411, 7.000%, due 12/1/37		684	761
#962058, 6.500%, due 3/1/38		346	393
#991911, 7.000%, due 11/1/38		72	77
#AC9569, 5.000%, due 2/1/40		167	179
#BM1689, 5.500%, due 8/1/40		403	440
#AL5815, 5.500%, due 4/1/41		515	569
#BM3525, 6.000%, due 4/1/41		1,126	1,255
#AL9226, 5.500%, due 12/1/41		4,737	5,232
#AL9225, 6.000%, due 1/1/42		1,830	2,036
Total FNMA Mortgage Obligations			27,272
Asset-Backed Securities—2.4%
Capital One Multi-Asset Execution Trust, 2016-A1, Tranche A1, 1M LIBOR + 0.450%, 2.608%, 2/15/22, VRN	AAA	500	501
Chase Issuance Trust, 2018-A1, Tranche A1, 1M USD LIBOR + 0.200%, 2.358%, 4/17/23, VRN	AAA	500	501
SLM Private Education Loan Trust—144A, 2011-A, Tranche A3, 1M USD LIBOR + 2.500%, 4.658%, 1/15/43, VRN	AAA	500	510
Total Asset-Backed Securities			1,512
Corporate Obligations—34.0%
JPMorgan Chase & Co., 3M USD LIBOR + 3.320%, 5.000%, due 7/1/19, VRN	BBB	500	504
Burlington Northern Santa Fe LLC, 4.700%, due 10/1/19	A+	650	662
Boston Properties L.P., 5.875%, due 10/15/19	A-	650	665
Citigroup, Inc., 2.450%, due 1/10/20	A	650	645
Branch Banking & Trust Co., 3M USD LIBOR + 0.450%, 2.789%, due 1/15/20, VRN	A1	500	502
Petroleos Mexicanos, 6.000%, due 3/5/20	BBB+	400	412
American Express Credit Corporation, 3M USD LIBOR + 0.730%, 3.041%, due 5/26/20, VRN	A2	500	504
Georgia-Pacific LLC—144A, 5.400%, due 11/1/20	A+	600	624
Mitsubishi UFJ Financial Group, Inc., 2.950%, due 3/1/21	A1	575	567
HSBC Holdings plc, 3M USD LIBOR + 2.240%, 4.567%, due 3/8/21, VRN	AA-	500	522
Westpac Banking Corporation, 3M USD LIBOR + 1.000%, 3.338%, due 5/13/21, VRN	AA-	500	508

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Chevron Corporation, 3M USD LIBOR + 0.950%, 3.265%, due 5/16/21, VRN	Aa2	$500	$510
The Charles Schwab Corporation, 3M USD LIBOR + 0.320%, 2.632%, due 5/21/21, VRN	A	500	501
Capital One Financial Corporation, 4.750%, due 7/15/21	A-	650	672
Apple, Inc., 1.550%, due 8/4/21	AA+	650	624
Verizon Communications, Inc., 3.500%, due 11/1/21	A-	650	653
Lloyds Banking Group plc, 3.000%, due 1/11/22	A+	500	487
Vale Overseas, Ltd., 4.375%, due 1/11/22	BBB+	400	404
Bancolombia S.A., 5.125%, due 9/11/22	BBB-	400	411
Jones Lang LaSalle, Inc., 4.400%, due 11/15/22	BBB+	625	635
Toll Brothers Finance Corporation, 4.375%, due 4/15/23	BBB-	400	398
Ryder System, Inc., 3.750%, due 6/9/23	A-	500	499
Wells Fargo & Co., 4.480%, due 1/16/24	A	650	666
The Goldman Sachs Group, Inc., 4.000%, due 3/3/24	A	650	653
Grupo Bimbo S.A.B. de C.V.—144A, 3.875%, due 6/27/24	BBB	500	494
BNP Paribas S.A., 4.250%, due 10/15/24	A	650	644
AbbVie, Inc., 3.600%, due 5/14/25	A-	650	630
ERP Operating L.P., 3.375%, due 6/1/25	A	650	634
Intercontinental Exchange, Inc., 3.750%, due 12/1/25	A	650	649
Simon Property Group L.P., 3.300%, due 1/15/26	A	650	626
ConocoPhillips Co., 4.950%, due 3/15/26	A	650	702
Brookfield Finance, Inc., 4.250%, due 6/2/26	A-	650	643
Amazon.com, Inc., 3.150%, due 8/22/27	AA-	650	624
Tencent Holdings, Ltd.—144A, 3.595%, due 1/19/28	A+	650	616
Motorola Solutions, Inc., 4.600%, due 2/23/28	BBB-	400	392
Anheuser-Busch InBev Worldwide, Inc., 4.000%, due 4/13/28	A-	650	642

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Morgan Stanley, 3M USD LIBOR + 1.140%, 3.772%, due 1/24/29, VRN	A	$650	$625
The Kroger Co., 8.000%, due 9/15/29	Baa1	500	623
Total Corporate Obligations			21,772
Total Long-Term Investments—93.6% (cost $61,517)			59,855
Repurchase Agreement
Fixed Income Clearing Corporation, 0.420% dated 9/28/18, due 10/1/18, repurchase price $122, collateralized by Federal National Mortgage Association, 1.500%, due 6/22/20		122	122
Total Repurchase Agreement—0.2% (cost $122)			122
Commercial Paper
The Home Depot, Inc., 2.170%, due 10/1/18		600	600
Total Capital S.A., 2.160%, due 10/1/18		650	650
Total Commercial Paper—1.9% (cost $1,250)			1,250
Total Investments—95.7% (cost $62,889)			61,227
Securities Sold, Not Yet Purchased
U.S. Government Agency—(7.5)%
Federal National Mortgage Association (FNMA)—(7.5)%
TBA, 2.500%, due 10/1/33		(5,000)	(4,824)
Total Securities Sold, Not Yet Purchased—(7.5)% (proceeds $4,844)			(4,824)
Cash and other assets, less liabilities—11.8%			7,542
Net assets—100.0%			$63,945

The obligations of certain U.S. Government-sponsored securities are neither issued nor guaranteed by the U.S. Treasury.

144A = Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by any of Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

TBA = To Be Announced - TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after September 30, 2018. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made.

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—47.1%
Federal Home Loan Mortgage Corp. (FHLMC)—14.0%
#B11362, 5.500%, due 12/1/18	$1	$1
#B11849, 5.500%, due 1/1/19	3	3
#B13870, 4.500%, due 5/1/19	3	3
#G11604, 5.000%, due 7/1/19	3	3
#G11596, 5.500%, due 8/1/19	4	4
#B17294, 5.000%, due 11/1/19	21	21
#B19222, 4.500%, due 4/1/20	23	23
#J02537, 5.000%, due 9/1/20	11	11
#G11836, 5.500%, due 12/1/20	4	4
#G12113, 5.500%, due 5/1/21	35	35
#G12395, 6.000%, due 10/1/21	260	267
#E02322, 5.500%, due 5/1/22	15	16
#G12725, 6.000%, due 6/1/22	72	73
#G13124, 6.000%, due 12/1/22	172	177
#J06871, 5.500%, due 1/1/23	32	33
#J08450, 5.500%, due 7/1/23	24	25
#J08703, 5.500%, due 9/1/23	37	38
#C00351, 8.000%, due 7/1/24	34	36
#J11208, 5.000%, due 11/1/24	51	53
#G00363, 8.000%, due 6/1/25	51	54
#C80329, 8.000%, due 8/1/25	12	13
#G30348, 6.000%, due 7/1/27	718	781
#G04821, 8.500%, due 7/1/31	1,724	2,043
#G07837, 6.500%, due 2/1/38	1,152	1,304
#G04424, 6.000%, due 6/1/38	410	457
#G04641, 6.000%, due 6/1/38	1,299	1,434
#A81372, 6.000%, due 8/1/38	209	232
#G04687, 6.000%, due 9/1/38	53	58
#G04745, 6.000%, due 9/1/38	199	222
#A81799, 6.500%, due 9/1/38	184	204
#G06085, 6.500%, due 9/1/38	54	59
#G05723, 6.500%, due 11/1/38	906	1,030
#G07480, 6.000%, due 5/1/39	2,193	2,443
#G61450, 6.000%, due 4/1/40	9,501	10,645
#4122, Tranche FP, 1M LIBOR + 0.400%, 2.558%, due 10/15/42, VRN	674	675
Total FHLMC Mortgage Obligations		22,480
Federal National Mortgage Association (FNMA)—33.1%
#749596, 5.000%, due 11/1/18	2	2
#753866, 6.000%, due 12/1/18	2	2
#761246, 5.000%, due 1/1/19	4	4
#766059, 5.500%, due 2/1/19	5	5
#766276, 5.000%, due 3/1/19	15	15
#751313, 5.000%, due 3/1/19	3	3
#779363, 5.000%, due 6/1/19	2	2
#785259, 5.000%, due 8/1/19	14	14
#761530, 5.500%, due 8/1/19	18	18
#788424, 5.500%, due 9/1/19	8	8
#761489, 5.500%, due 9/1/19	9	9
#725953, 5.000%, due 10/1/19	5	5
#357865, 5.000%, due 7/1/20	19	20
#879607, 5.500%, due 4/1/21	13	13
#831497, 6.000%, due 4/1/21	61	62

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA) — (continued)
#831525, 5.500%, due 6/1/21		$18	$18
#880993, 6.000%, due 1/1/22		4	4
#888982, 6.000%, due 12/1/22		77	80
#972934, 5.500%, due 2/1/23		102	104
#889670, 5.500%, due 6/1/23		22	22
#AE0011, 5.500%, due 9/1/23		25	25
#747339, 5.500%, due 10/1/23		111	118
#995395, 6.000%, due 12/1/23		62	64
#190988, 9.000%, due 6/1/24		15	15
#AL8529, 6.000%, due 11/1/24		13,924	14,472
#AL2853, 4.500%, due 6/1/26		1,875	1,951
#AL9730, 4.500%, due 2/1/27		3,043	3,166
#AL9857, 4.000%, due 2/1/29		3,697	3,792
#555933, 7.000%, due 6/1/32		462	509
#886762, 7.000%, due 9/1/36		256	295
#948637, 6.500%, due 8/1/37		254	282
#888703, 6.500%, due 8/1/37		2,549	2,944
#888530, 7.500%, due 8/1/37		2,010	2,343
#AL6411, 7.000%, due 12/1/37		2,992	3,329
#AD0100, 7.000%, due 12/1/38		648	738
#AD0315, 6.500%, due 8/1/39		387	435
#AE0934, 6.500%, due 10/1/39		2,129	2,422
#BM3525, 6.000%, due 4/1/41		4,955	5,524
#AL9226, 5.500%, due 12/1/41		5,303	5,857
#AL9225, 6.000%, due 1/1/42		3,992	4,441
Total FNMA Mortgage Obligations			53,132
Asset-Backed Securities—16.5%
Tesla Auto Lease Trust —144A, 2018-A, Tranche A, 2.320%, 12/20/19	Aaa	278	277
GM Financial Automobile Leasing Trust, 2017-3, Tranche A2B, 1M USD LIBOR + 0.240%, 2.405%, 1/21/20, VRN	Aaa	319	319
Ford Credit Auto Owner Trust, 2017-B, Tranche A2B, 1M USD LIBOR + 0.070%, 2.228%, 5/15/20, VRN	AAA	508	508
Chase Issuance Trust, 2016-A1, Tranche A, 1M LIBOR + 0.410%, 2.568%, 5/15/21, VRN	AAA	1,024	1,026
Bank of America Credit Card Trust, 2014-A1, Tranche A, 1M LIBOR + 0.380%, 2.538%, 6/15/21, VRN	AAA	2,000	2,002
GM Financial Consumer Automobile Receivables Trust, 2018-3, Tranche A2B, 1M USD LIBOR + 1.100%, 3.258%, 7/16/21, VRN	AAA	2,000	2,000
MBNA Credit Card Master Note Trust, 2004-A3, Tranche A3, 1M LIBOR + 0.260%, 2.418%, 8/16/21, VRN	AAA	3,000	3,003
Chase Issuance Trust, 2017-A1, Tranche A, 1M LIBOR + 0.300%, 2.458%, 1/15/22, VRN	AAA	1,000	1,004
Capital One Multi-Asset Execution Trust, 2014-A3, Tranche A3, 1M LIBOR + 0.380%, 2.538%, 1/18/22, VRN	AAA	1,110	1,112
Capital One Multi-Asset Execution Trust, 2016-A1, Tranche A1, 1M LIBOR + 0.450%, 2.608%, 2/15/22, VRN	AAA	1,212	1,215

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Asset-Backed Securities—(continued)
PFS Financing Corporation—144A, 2018-A, Tranche A, 1M LIBOR + 0.400%, 2.463%, 2/15/22, VRN	AAA	$2,500	$2,501
Citibank Credit Card Issuance Trust, 2017-A4, Tranche A4, 1M LIBOR + 0.220%, 2.341%, 4/7/22, VRN	AAA	850	852
Verizon Owner Trust—144A, 2017-3A, Tranche A1B, 1M USD LIBOR + 0.270%, 2.435%, 4/20/22, VRN	AAA	3,500	3,504
Mercedes-Benz Master Owner Trust—144A, 2017-BA, Tranche A, 1M LIBOR + 0.420%, 2.578%, 5/16/22, VRN	Aaa	2,280	2,288
GMF Floorplan Owner Revolving Trust—144A, 2017-2, Tranche A2, 1M LIBOR + 0.430%, 2.588%, 7/15/22, VRN	Aaa	2,500	2,508
SLM Private Education Loan Trust—144A, 2011-A, Tranche A3, 1M USD LIBOR + 2.500%, 4.658%, 1/15/43, VRN	AAA	2,350	2,397
Total Asset-Backed Securities			26,516
Corporate Obligations—35.6%
Morgan Stanley, 3M USD LIBOR + 1.375%, 3.718%, due 2/1/19, VRN	A	2,185	2,194
USAA Capital Corporation—144A, 3M USD LIBOR + 0.230%, 2.573%, due 2/1/19, VRN	Aa1	1,500	1,501
Toyota Motor Credit Corporation, 3M USD LIBOR + 0.820%, 3.142%, due 2/19/19, VRN	AA-	1,000	1,003
American Honda Finance Corporation, 3M USD LIBOR + 0.825%, 3.135%, due 2/22/19, VRN	A+	1,616	1,622
PepsiCo, Inc., 3M USD LIBOR + 0.590%, 2.900%, due 2/22/19, VRN	A+	1,000	1,002
Bank of America Corporation, 3M USD LIBOR + 0.870%, 3.266%, due 4/1/19, VRN	A+	2,000	2,009
Bank of Montreal, 3M USD LIBOR + 0.650%, 2.983%, due 7/18/19, VRN	Aa2	1,000	1,005
American Express Credit Corporation, 3M USD LIBOR + 0.490%, 2.804%, due 8/15/19, VRN	A2	1,000	1,003
Shell International Finance BV, 3M USD LIBOR + 0.350%, 2.684%, due 9/12/19, VRN	Aa2	1,000	1,003
Sumitomo Mitsui Trust Bank Ltd.—144A, 3M USD LIBOR + 0.440%, 2.779%, due 9/19/19, VRN	A1	750	752
Gilead Sciences, Inc., 3M USD LIBOR + 0.250%, 2.588%, due 9/20/19, VRN	A	1,000	1,001
Mondelez International Holdings Netherlands BV—144A, 3M USD LIBOR + 0.610%, 2.949%, due 10/28/19, VRN	A3	3,000	3,012
Daimler Finance North America LLC—144A, 3M USD LIBOR + 0.620%, 2.959%, due 10/30/19, VRN	A	1,600	1,607
Citigroup, Inc., 3M USD LIBOR + 0.790%, 3.121%, due 1/10/20, VRN	A	2,000	2,014
Branch Banking & Trust Co., 3M USD LIBOR + 0.450%, 2.789%, due 1/15/20, VRN	A1	1,700	1,707
Capital One Financial Corporation, 3M USD LIBOR + 0.760%, 3.098%, due 5/12/20, VRN	A-	2,000	2,014
Diageo Capital plc, 3M USD LIBOR + 0.240%, 2.562%, due 5/18/20, VRN	A-	1,950	1,954

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Harley-Davidson Financial Services, Inc.—144A, 3M USD LIBOR + 0.500%, 2.812%, due 5/21/20, VRN	A	$1,000	$1,004
National Australia Bank Ltd.—144A, 3M USD LIBOR + 0.510%, 2.820%, due 5/22/20, VRN	AA-	2,000	2,009
John Deere Capital Corporation, 3M USD LIBOR + 0.290%, 2.656%, due 6/22/20, VRN	A	1,000	1,002
Nissan Motor Acceptance Corp.—144A, 3M USD LIBOR + 0.390%, 2.727%, due 7/13/20, VRN	A	1,250	1,252
Caterpillar Financial Services Corporation, 3M USD LIBOR + 0.290%, 2.611%, due 9/4/20, VRN	A	2,000	2,006
IBM Credit LLC, 3M USD LIBOR + 0.260%, 2.608%, due 1/20/21, VRN	A+	2,000	2,010
Apple, Inc., 3M USD LIBOR + 1.130%, 3.440%, due 2/23/21, VRN	AA+	1,000	1,026
JPMorgan Chase & Co., 3M USD LIBOR + 1.480%, 3.801%, due 3/1/21, VRN	AA-	3,000	3,081
Wells Fargo & Co., 3M USD LIBOR + 1.340%, 3.661%, due 3/4/21, VRN	A+	3,000	3,069
HSBC Holdings plc, 3M USD LIBOR + 2.240%, 4.567%, due 3/8/21, VRN	AA-	3,000	3,130
Bank of America Corporation, 3M USD LIBOR + 1.420%, 3.762%, due 4/19/21, VRN	A+	1,000	1,029
The Goldman Sachs Group, Inc., 3M USD LIBOR + 1.360%, 3.695%, due 4/23/21, VRN	A	1,000	1,022
PACCAR Financial Corporation, 3M USD LIBOR + 0.260%, 2.601%, due 5/10/21, VRN	A+	1,000	1,002
Westpac Banking Corporation, 3M USD LIBOR + 1.000%, 3.338%, due 5/13/21, VRN	AA-	3,000	3,051
The Charles Schwab Corporation, 3M USD LIBOR + 0.320%, 2.632%, due 5/21/21, VRN	A	1,000	1,003
The Toronto-Dominion Bank, 3M USD LIBOR + 0.430%, 2.761%, due 6/11/21, VRN	Aa1	1,000	1,006
Barclays plc, 3M USD LIBOR + 2.110%, 4.451%, due 8/10/21, VRN	A	3,000	3,113
Total Corporate Obligations			57,218
Total Long-Term Investments—99.2% (cost $161,675)			159,346
Repurchase Agreement
Fixed Income Clearing Corporation, 0.420% dated 9/28/18, due 10/1/18, repurchase price $125, collateralized by Federal National Mortgage Association, 1.625%, due 1/21/20		125	125
Total Repurchase Agreement—0.1% (cost $125)			125

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Commercial Paper
Total Capital S.A., 2.160%, due 10/1/18	$650,000	$650
Total Commercial Paper—0.4% (cost $650)		650
Total Investments—99.7% (cost $162,450)		160,121
Securities Sold, Not Yet Purchased
U.S. Government Agency
Federal National Mortgage Association (FNMA)—(9.0)%
TBA, 2.500%, due 10/1/33	(15,000)	(14,473)
Total Securities Sold, Not Yet Purchased—(9.0)% (proceeds $14,531)		(14,473)
Cash and other assets, less liabilities—9.3%		14,910
Net assets—100.0%		$160,558

The obligations of certain U.S. Government-sponsored securities are neither issued nor guaranteed by the U.S. Treasury.

144A = Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by any of Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

TBA = To Be Announced - TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after September 30, 2018. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made.

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount		Value
	Exchange-Traded Funds—66.0%
	Equity Exchange-Traded Funds—61.7%
	Consumer Staples Select Sector SPDR Fund		186,800	$10,074
	Dragon Capital - Vietnam Enterprise Investments, Ltd. Class “C”		2,519,978	15,437
	Energy Select Sector SPDR Fund		159,400	12,073
	Global X MSCI Greece ETF		1,827,900	15,153
	iShares Core MSCI Emerging Markets ETF		196,500	10,175
	iShares MSCI Brazil ETF		604,200	20,380
	iShares MSCI India ETF		950,900	30,876
	iShares MSCI Malaysia ETF		308,100	9,967
	iShares Russell 1000 Value ETF		720,900	91,280
	SPDR S&P 500 ETF Trust		1,320,500	383,896
	Utilities Select Sector SPDR Fund		390,100	20,539
	VanEck Vectors Russia ETF		101,400	2,186
	Total Equity Exchange-Traded Funds			622,036
	Fixed Income Exchange-Traded Funds—4.3%
	iShares iBoxx $ Investment Grade Corporate Bond ETF		267,600	30,755
	SPDR Bloomberg Barclays High Yield Bond ETF		341,100	12,297
	Total Fixed Income Exchange-Traded Funds			43,052
	Total Exchange-Traded Funds—66.0% (cost $588,233)			665,088
	Common Stocks—0.1%
	Emerging Latin America—0.1%
	Argentina—0.1%
*	Cablevision Holding S.A.—GDR (Media)† §		121,286	970
*	Grupo Clarin S.A. Class B,—GDR (Media)† §		22,587	76
	Total Argentina			1,046
	Total Common Stocks—0.1% (cost $3,156)			1,046
	Foreign Government Bond—2.2%
	Malaysia
	Malaysia Government Bond, 3.492%, due 3/31/20	MYR	91,080	22,019
	Total Foreign Government Bond—2.2% (cost $22,187)			22,019
	Repurchase Agreement—0.7%
	Fixed Income Clearing Corporation, 0.420% dated 9/28/18, due 10/1/18, repurchase price $7,143, collateralized by Federal Home Loan Mortgage Corporation, 1.250%, due 10/2/19		$7,142	7,142
	Total Repurchase Agreement—0.7% (cost $7,142)			7,142

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government—27.3%
U.S. Treasury Bill, 1.259%, due 10/11/18(a)	$20,500	$20,488
U.S. Treasury Bill, 1.606%, due 11/8/18	23,000	22,950
U.S. Treasury Bill, 1.667%, due 12/6/18	23,000	22,911
U.S. Treasury Bill, 1.772%, due 1/3/19(b)	23,000	22,868
U.S. Treasury Bill, 1.852%, due 1/31/19	23,000	22,827
U.S. Treasury Bill, 2.040%, due 2/28/19	23,000	22,782
U.S. Treasury Bill, 2.078%, due 3/28/19(a)(b)	23,000	22,738
U.S. Treasury Bill, 2.234%, due 4/25/19	23,000	22,692
U.S. Treasury Bill, 2.308%, due 5/23/19(b)	23,000	22,646
U.S. Treasury Bill, 2.361%, due 6/20/19(a)	23,000	22,599
U.S. Treasury Bill, 2.409%, due 7/18/19	23,000	22,548
U.S. Treasury Bill, 2.436%, due 8/15/19(a)(b)	23,000	22,496
U.S. Treasury Bill, 2.545%, due 9/12/19	5,000	4,881
Total U.S. Government—27.3% (cost $275,670)		275,426
Total Purchased Options—0.1% (cost $2,861)		1,460
Total Investments in Securities—96.4% (cost $899,249)		972,181
Total Written Options—(0.1)% (premiums received $1,332)		(1,336)
Cash and other assets, less liabilities—3.7%		37,678
Net assets—100.0%		$1,008,523

* = Non-income producing security

† = U.S. listed foreign security

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. These holdings represent 0.10% of the Fund’s net assets at September 30, 2018.

(a) Security, or portion of security, is segregated as collateral for centrally cleared swaps and to cover initial margin requirements on open futures contracts aggregating a total value of $48,956 (in thousands).

(b) Security, or portion of security, is pledged as collateral for OTC swap contracts, OTC options, and forward foreign currency contracts aggregating a total value of $1,355 (in thousands).

GDR = Global Depository Receipt

Purchased Options Contracts

Description	Counterparty	Exercise Price/ FX Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Calls
Call USD/Put CNY	Citibank N.A.	7.075	01/03/19	51,247,632	$51,248	$178	$343	$(165)
Call USD/Put INR	Citibank N.A.	75.560	01/03/19	50,079,076	50,079	354	440	(86)

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

Purchased Options - (continued)

Description	Counterparty	Exercise Price/ FX Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Call USD/Put PHP	Citibank N.A.	55.555	01/04/19	51,165,728		$51,166	$280	$286	$(6)
							$812	$1,069	$(257)
Puts
EURO STOXX 50 Index	Citibank N.A.	3,125	12/21/18	1,327	EUR	41,469	$388	$906	$(518)
iShares iBoxx $ High Yield Bond	Exchange-Traded	82	12/21/18	11,810		$96,842	260	886	(626)
							$648	$1,792	$(1,144)
Total Purchased Options Contracts							$1,460	$2,861	$(1,401)

Written Options Contracts

Description	Counterparty	Exercise Price/ FX Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Calls
Energy Select Sector SPDR Fund	Citibank N.A.	74	12/21/18	(2,739)		$(20,269)	$(970)	$(737)	$(233)
Puts
iShares iBoxx $ Investment Grade	Citibank N.A.	113	12/21/18	(8,792)		$(99,350)	$(366)	$(595)	$229
Total Written Options Contracts							$(1,336)	$(1,332)	$(4)

Forward Foreign Currency Contracts

Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	USD (Base) Purchased or Sold	Current Value	Net Unrealized Appreciation (Depreciation)
Purchased
10/17/18	New Turkish Lira	Citibank N.A. London	978,957	$147,763	$160,347	$12,584
12/19/18	Australian Dollar	Citibank N.A. London	3,963	2,865	2,866	1
12/19/18	Brazilian Real	Citibank N.A. London	47,133	11,458	11,595	137
12/19/18	British Pound Sterling	Citibank N.A. London	41,122	53,747	53,810	63
12/19/18	Chinese Yuan Renminbi	Citibank N.A. London	32,657	4,733	4,727	(6)
12/19/18	Colombian Peso	Citibank N.A. London	67,814,051	22,038	22,851	812
12/19/18	Czech Koruna	Citibank N.A. London	73,605	3,340	3,333	(7)
12/19/18	Euro	Citibank N.A. London	4,148	4,846	4,849	3

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

Forward Foreign Currency Contracts - (continued)

Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	USD (Base) Purchased or Sold	Current Value	Net Unrealized Appreciation (Depreciation)
Purchased — (continued)
12/19/18	Hong Kong Dollar	Citibank N.A. London	16,494	$2,109	$2,109	$—
12/19/18	Hungarian Forint	Citibank N.A. London	426,689	1,542	1,543	1
12/19/18	Indian Rupee	Citibank N.A. London	4,408,229	60,304	60,009	(295)
12/19/18	Indonesian Rupiah	Citibank N.A. London	33,365,175	2,215	2,209	(6)
12/19/18	Israeli Shekel	Citibank N.A. London	7,849	2,177	2,172	(5)
12/19/18	Japanese Yen	Citibank N.A. London	7,067,957	63,794	62,621	(1,173)
12/19/18	Mexican Peso	Citibank N.A. London	2,189,354	113,027	115,535	2,508
12/19/18	New Zealand Dollar	Citibank N.A. London	7,534	4,998	4,996	(2)
12/19/18	Philippine Peso	Citibank N.A. London	6,590,129	120,787	121,112	325
12/19/18	Polish Zloty	Citibank N.A. London	125,281	33,824	34,052	228
12/19/18	Russian Ruble	Citibank N.A. London	1,275,586	18,299	19,306	1,007
12/19/18	Singapore Dollar	Citibank N.A. London	94,183	68,506	69,016	510
12/19/18	South African Rand	Citibank N.A. London	461,139	30,286	32,262	1,976
12/19/18	South Korean Won	Citibank N.A. London	3,355,833	3,031	3,030	(1)
12/19/18	Swedish Krona	Citibank N.A. London	313,864	35,141	35,569	428
12/19/18	Swiss Franc	Citibank N.A. London	6,223	6,389	6,391	2
12/19/18	Taiwan Dollar	Citibank N.A. London	125,354	4,148	4,143	(5)
12/19/18	Thai Baht	Citibank N.A. London	284,889	8,849	8,832	(17)
						$19,068
Sold
10/17/18	New Turkish Lira	Citibank N.A. London	111,744	$18,289	$18,303	$(14)
12/19/18	Australian Dollar	Citibank N.A. London	58,778	41,950	42,515	(565)
12/19/18	Brazilian Real	Citibank N.A. London	48,218	11,584	11,862	(278)
12/19/18	British Pound Sterling	Citibank N.A. London	2,782	3,637	3,640	(3)
12/19/18	Chinese Yuan Renminbi	Citibank N.A. London	333,899	48,305	48,332	(27)
12/19/18	Colombian Peso	Citibank N.A. London	7,159,318	2,410	2,412	(2)
12/19/18	Czech Koruna	Citibank N.A. London	1,087,497	49,490	49,248	242
12/19/18	Euro	Citibank N.A. London	74,867	87,572	87,522	50
12/19/18	Hong Kong Dollar	Citibank N.A. London	246,406	31,438	31,513	(75)
12/19/18	Hungarian Forint	Citibank N.A. London	6,300,458	22,630	22,776	(146)
12/19/18	Indonesian Rupiah	Citibank N.A. London	939,336,614	61,506	62,202	(696)
12/19/18	Israeli Shekel	Citibank N.A. London	115,983	32,629	32,088	541
12/19/18	Japanese Yen	Citibank N.A. London	268,997	2,381	2,383	(2)
12/19/18	Mexican Peso	Citibank N.A. London	171,733	9,069	9,063	6
12/19/18	New Zealand Dollar	Citibank N.A. London	111,891	73,079	74,202	(1,123)
12/19/18	Philippine Peso	Citibank N.A. London	224,597	4,140	4,128	12
12/19/18	Polish Zloty	Citibank N.A. London	8,454	2,282	2,298	(16)
12/19/18	Russian Ruble	Citibank N.A. London	83,606	1,267	1,265	2
12/19/18	Singapore Dollar	Citibank N.A. London	6,322	4,630	4,633	(3)
12/19/18	South African Rand	Citibank N.A. London	20,093	1,405	1,406	(1)
12/19/18	South Korean Won	Citibank N.A. London	49,966,814	44,395	45,115	(720)
12/19/18	Swedish Krona	Citibank N.A. London	47,696	5,393	5,405	(12)
12/19/18	Swiss Franc	Citibank N.A. London	92,718	96,320	95,218	1,102
12/19/18	Taiwan Dollar	Citibank N.A. London	1,851,918	60,453	61,200	(747)
12/19/18	Thai Baht	Citibank N.A. London	4,218,760	128,966	130,790	(1,824)
						$(4,299)

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Local Currency	Notional Value (Local, in Thousands	Notional Amount (USD)	Value (USD)	Net Unrealized Appreciation (Depreciation)
Long
552	CAC 40 Index	October 2018	Euro	30,302	$34,218	$35,182	$964
461	IBEX 35 Index	October 2018	Euro	43,186	50,177	50,142	(35)
1,618	MSCI Singapore	October 2018	Singapore Dollar	59,906	43,136	43,822	686
6	EURO-BTP	December 2018	Euro	743	853	862	9
232	KOSPI 200 Index	December 2018	South Korean Won	17,492,800	15,324	15,770	446
18	NIKKEI 225 Index	December 2018	Japanese Yen	217,305	1,862	1,912	50
12	SPI 200 Index	December 2018	Australian Dollar	1,858	1,332	1,343	11
51	DAX Index	December 2018	Euro	15,608	17,892	18,122	230
3,371	EURO STOXX 600 Banks Index	December 2018	Euro	26,328	30,288	30,567	279
370	FTSE 100 Index	December 2018	British Pound Sterling	27,700	35,000	36,104	1,104
165	FTSE MIB Index	December 2018	Euro	17,062	20,054	19,810	(244)
							$3,500
Short
114	Amsterdam Index	October 2018	Euro	12,527	$14,287	$14,545	$(258)
102	OMXS 30 Index	October 2018	Swedish Krona	16,932	1,881	1,905	(24)
55	HANG SENG Index	October 2018	Hong Kong Dollar	76,662	9,716	9,793	(77)
232	HSCEI Future	October 2018	Hong Kong Dollar	128,342	16,216	16,395	(179)
153	MSCI Taiwan Index	October 2018	U.S. Dollar	6,282	6,243	6,282	(39)
136	TOPIX Index	December 2018	Japanese Yen	2,471,800	20,019	21,755	(1,736)
120	10YR Can Bond	December 2018	Canadian Dollar	15,914	12,473	12,321	152
689	FTSE/JSE Top 40 Index	December 2018	South African Rand	345,320	24,861	24,419	442
245	S&P TSX 60 Index	December 2018	Canadian Dollar	46,565	36,203	36,051	152
1,042	EURO STOXX 50 Index	December 2018	Euro	35,293	40,190	40,976	(786)
2,853	S&P 500 E Mini Index	December 2018	U.S. Dollar	416,395	413,899	416,395	(2,496)
313	S&P E Mini Index	December 2018	U.S. Dollar	20,126	19,901	20,126	(225)
268	XAK Technology	December 2018	U.S. Dollar	20,333	20,137	20,333	(196)
159	XAV Health Care	December 2018	U.S. Dollar	15,219	14,961	15,219	(258)
302	XAY Cons Discret	December 2018	U.S. Dollar	35,826	35,758	35,826	(68)
80	Long Gilt	December 2018	British Pound Sterling	9,675	12,758	12,611	147
							$(5,449)

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, September 30, 2018 (all dollar amounts in thousands) (unaudited)

Centrally Cleared Interest Rate Swap

Floating Rate Reference	Pay/Receive Floating Rate	Fixed Rate	Pay/Receive Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)		Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
3M STIBOR	Receive	1.330%	1YR/3M	March 2029	LCH	SEK	175,690	$—	$91	$91

Centrally Cleared Credit Default Swap

Reference Entity	Buy/Sell Protection	Fixed Deal Pay Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)		Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
iTRAXX Europe S29	Sell	1.000%	3M	June 2023	Intercontinental Exchange	EUR	18,882	$527	$471	$(56)

Total Return Swaps

Reference Entity	Pay/Receive Floating Rate	Floating Rates	Maturity Dates	Counterparty	Notional Amount (in thousands)		Market Value	Unrealized Appreciation (Depreciation)
CSI 300 Net Total Return Index	Pay	3 Month LIBOR minus 600 bp	Sep 2019	Credit Suisse International		$21,527	$1,542	$1,542
Euro Bund Future	Receive	0 bp	Dec 2018	Credit Suisse International	EUR	45,723	542	542
10YR T-Note Future	Receive	0 bp	Dec 2018	Credit Suisse International		$59,600	803	803
5YR T-Note Future	Receive	0 bp	Dec 2018	Credit Suisse International		12,253	106	106
MSCI Emerging Markets Indonesia Net Total Return Index	Pay	3 Month LIBOR minus 10 bp	Dec 2018	Citibank N.A.		19,975	275	275
Swiss Market Index (Total Return)	Receive	3 Month CHF LIBOR minus 25 bp	Dec 2018	Goldman Sachs International	CHF	13,836	(151)	(151)
MSCI Daily Total Return Greece (Net)	Pay	3 Month LIBOR plus 90 bp	Dec 2018	Citibank N.A.		$5,095	(132)	(132)
MSCI Emerging Markets Mexico Net Total Return Index	Receive	3 Month LIBOR minus 30 bp	Dec 2018	Goldman Sachs International		39,479	(315)	(315)
								$2,670
Total Net Unrealized Appreciation (Depreciation) on Swaps								$2,705

See accompanying Notes to Portfolio of Investments.

Notes to Portfolios of Investments

(1) Significant Accounting Policies

(a) Description of the Trust

William Blair Funds (the “Trust”) is a mutual fund registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end management investment company. The Trust currently consists of the following twenty-one funds (the “Funds”), each with its own investment objectives and policies. For each Fund, the number of shares authorized is unlimited.

Domestic Equity Funds	International Equity Funds
Growth	International Leaders
Large Cap Growth	International Developed Plus
Mid Cap Growth	Institutional International Developed Plus
Small-Mid Cap Growth	International Growth
Small-Mid Cap Value	Institutional International Growth
Small Cap Growth	International Small Cap Growth
Small Cap Value	Emerging Markets Leaders
Emerging Markets Growth
Global Equity Fund	Emerging Markets Small Cap Growth
Global Leaders
Fixed Income Funds
Multi-Asset and Alternative Fund	Bond
Macro Allocation	Income
Low Duration

The investment objectives of the Funds are as follows:

Domestic Equity Funds	Long-term capital appreciation.
Global Equity Fund	Long-term capital appreciation.
International Equity Funds	Long-term capital appreciation.
Bond Fund	Outperform the Bloomberg Barclays U.S. Aggregate Index by maximizing total return through a combination of income and capital appreciation.
Income Fund	High level of current income with relative stability of principal.
Low Duration Fund	Maximize total return. Total return includes both income and capital appreciation.
Macro Allocation Fund	Maximize long-term risk-adjusted total return.
1

(b) Income Taxes

The cost of investments, including derivatives, for federal income tax purposes and related gross unrealized appreciation (depreciation) and net unrealized appreciation/(depreciation) at September 30, 2018 were as follows (in thousands):

	Cost of	Gross Unrealized	Gross Unrealized	Net Unrealized Appreciation/
Fund	Investments	Appreciation	Depreciation	(Depreciation)
Growth	$227,407	$133,953	$(1,847)	$132,106
Large Cap Growth	136,701	69,903	(265)	69,638
Mid Cap Growth	53,072	16,515	(911)	15,604
Small-Mid Cap Growth	2,218,629	638,789	(61,150)	577,639
Small-Mid Cap Value	1,955	363	(27)	336
Small Cap Growth	579,962	170,432	(13,734)	156,698
Small Cap Value	479,988	164,738	(10,089)	154,649
Global Leaders	127,238	54,309	(2,366)	51,943
International Leaders	393,375	86,228	(4,688)	81,540
International Developed Plus	90,489	17,820	(1,025)	16,795
Institutional International Developed Plus	15,758	3,251	(181)	3,070
International Growth	2,428,945	478,050	(61,973)	416,077
Institutional International Growth	1,807,107	342,786	(44,677)	298,109
International Small Cap Growth	513,684	61,211	(24,165)	37,046
Emerging Markets Leaders	360,860	56,104	(16,615)	39,489
Emerging Markets Growth	698,069	110,079	(33,886)	76,193
Emerging Markets Small Cap Growth	432,963	28,340	(42,231)	(13,891)
Bond	487,916	5,570	(13,700)	(8,130)
Income	62,889	172	(1,834)	(1,662)
Low Duration	162,450	267	(2,596)	(2,329)
Macro Allocation	900,959	105,923	(18,563)	87,360

(c) Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and at the time of sale, the seller agrees to repurchase the security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying collateral. William Blair Investment Management, LLC (“the Adviser”) monitors, on an ongoing basis, the value of the underlying collateral to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements may involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying collateral. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Fund is entitled to sell the underlying collateral. The loss, if any, to a Fund will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Fund may be delayed or limited. The Funds have master repurchase agreements which allow the Funds to offset amounts owed to a counterparty with amounts owed from the same counterparty, including any collateral, in the event the counterparty defaults. As of September 30, 2018, each Fund’s outstanding repurchase agreement, if any, and related collateral, are shown on the Fund’s Portfolio of Investments. Although no definitive creditworthiness criteria are used, the Adviser reviews the creditworthiness of the banks and non-bank dealers with which a Fund enters into repurchase agreements to evaluate those risks. A Fund may, for tax purposes, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.

(d) TBA Securities

The Fixed Income Funds may invest in mortgage pass-through securities eligible to be sold in the “to-be announced” market (“TBAs”). TBAs provide for the forward or delayed delivery of the underlying instrument with settlement in up to 180 days. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is generally announced 48 hours before the settlement date. A Fund generally has the ability to close out a TBA obligation on or before the settlement date, rather than take delivery of the security. When a Fund sells TBAs, it incurs risks similar to those incurred in short sales. For example, when a Fund sells TBAs without owning or having the right to obtain the deliverable securities it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold the securities.

(e) Securities Sold, Not Yet Purchased

A Fund may sell a security it does not own (known as selling a security short) in anticipation of a decline in the fair value of that security. When a fund sells a security short, it must borrow the security sold short and deliver it to the broker through which it made the short sale. A gain, limited to the price at which the fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale. A fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the price at which it sold the security short.

(2) Valuation

(a) Investment Valuation

The value of domestic equity securities, including exchange-traded funds, is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the mean between the last reported bid and ask prices.

The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the mean between the last reported bid and ask prices. The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Funds compute their net asset values could cause the value of foreign equity securities to no longer be representative or accurate and, as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, the Funds may use an independent pricing service to fair value price the security as of the close of regular trading on the NYSE. As a result, a Fund’s value for a foreign security may be different from the last sale price (or the mean between the last reported bid and ask prices). As of September 30, 2018, fair valuation estimates for foreign equity securities were not obtained.

Fixed-income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the market value of a security at a particular point in time. The pricing service determines evaluated prices for fixed-income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions.

Repurchase agreements and commercial paper are valued at cost, which approximates fair value.

Option contracts on securities, currencies and other financial instruments traded on one or more exchanges are valued at their most recent sale price on the exchange on which they are traded most extensively. Option contracts on foreign indices are valued at the settlement price. If there were no sales that day or if no settlement price is available, such option contracts are valued at the mean between the last reported bid and ask prices. Option contracts traded in the Over-the-Counter (“OTC”) market shall be valued by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which they are traded most extensively, or if no settlement price is available, at the last sale price as of the close of the exchange. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate as supplied by an independent pricing service.

Swaps that are centrally cleared through an exchange are valued at the most recent settlement price provided by the exchange on which they are cleared. Total return swaps on equities, equity baskets, indices and other financial instruments are valued by an independent pricing service, or if unavailable, based on the security’s or instrument’s underlying reference asset. All other swap contracts are valued by an independent pricing service. Depending on the product and the terms of the transaction, the independent pricing service may use a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates.

Centrally cleared swaps listed or settled on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels, along with external third-party prices, are used to produce daily settlement prices.

Securities, and other assets, for which a market price is not available or is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Valuation Procedures approved by the Board of Trustees. The value of these fair valued securities may be different from the last sale price (or the mean between the last reported bid and ask prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

As of September 30, 2018, there were securities held in the International Growth and Institutional International Growth Funds for which a reliable market price was not available and that were fair valued pursuant to the Valuation Procedures approved by the Board of Trustees.

2

(b) Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. A three-tier hierarchy of inputs is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1—Quoted prices (unadjusted) in active markets for an identical security.

•	Level 2—Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. In addition, other observable inputs such as foreign exchange rates, benchmark securities indices and foreign futures contracts may be utilized in the valuation of certain foreign securities when significant events occur between the last sale on the foreign securities exchange and the time at which the net asset value of the Fund is calculated.

•	Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation technique applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis as follows:

Exchange-Traded Securities

Securities traded on a national securities exchange (or reported on the NASDAQ national market), including exchange-traded funds, are stated at the last reported sales price on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the mean between the last reported bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-Income Securities

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agency obligations, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, asset-backed securities and non-U.S. bonds are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the fair value of a security at a particular point in time. The pricing service determines evaluated prices for fixed-income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions. Securities that use similar valuation techniques and observable inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-Term Investments

Repurchase agreements and commercial paper are valued at cost, which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative Instruments

Listed derivatives, such as certain options and futures contracts, that are actively traded are valued based on quoted prices from the exchange on which they are traded most extensively and are categorized as Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap and certain option contracts related to interest rates, foreign currencies, the credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of forward foreign currency contracts and interest rate swaps. A substantial majority of OTC derivative products valued by a Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

As of September 30, 2018, the value of securities and other assets, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands). There were no transfers between Levels as of September 30, 2018.

3

Investments in securities		Growth	Large Cap Growth	Mid Cap Growth
Level 1—Quoted prices
Common Stocks		$357,602	$204,800	$67,908
Level 2—Other significant observable inputs
Short-Term Investments		1,911	1,539	768
Level 3—Significant unobservable inputs
None		—	—	—
Total investments in securities		$359,513	$206,339	$68,676

Investments in securities	Small-Mid Cap Growth	Small-Mid Cap Value	Small Cap Growth	Small Cap Value
Level 1—Quoted prices
Common Stocks	$2,756,506	$2,241	$706,683	$622,086
Exchange-Traded Fund	—	50	6,654	—
Level 2—Other significant observable inputs
Short-Term Investments	39,762	—	23,323	12,551
Level 3—Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$2,796,268	$2,291	$736,660	$634,637

Investments in securities	Global Leaders	International Leaders	International Developed Plus	Institutional International Developed Plus	International Growth
Level 1—Quoted prices
Common Stocks	$177,474	$464,850	$104,344	$18,195	$2,799,125
Preferred Stocks					12,230
Level 2—Other significant observable inputs
Short-Term Investments	1,707	10,065	2,940	633	33,667
Level 3—Significant unobservable inputs
Common Stocks	—	—	—	—	—
Total investments in securities	$179,181	$474,915	$107,284	$18,828	$2,845,022

Investments in securities	Institutional International Growth	International Small Cap Growth	Emerging Markets Leaders	Emerging Markets Growth	Emerging Markets Small Cap Growth
Level 1—Quoted prices
Common Stocks	$2,070,501	$526,281	$366,563	$724,166	$383,988
Preferred Stocks	9,040	—	7,221	8,275	6,777
Level 2—Other significant observable inputs
Common Stocks	—	5,652	14,323	25,690	27,628
Short-Term Investments	25,675	18,797	12,242	16,131	679
Level 3—Significant unobservable inputs
Common Stocks	—	—	—	—	—
Total investments in securities	$2,105,216	$550,730	$400,349	$774,262	$419,072
4

Investments in securities	Bond	Income	Low Duration	Macro Allocation
Assets
Level 1—Quoted Prices
Common Stocks	$—	$—	$—	$1,046
Exchange-Traded Funds	—	—	—	665,088
Purchased Option	—	—	—	260
Level 2—Other significant observable inputs
Asset-Backed Securities	7,117	1,512	26,516	—
Commercial Paper	4,200	1,250	650	—
Corporate Obligation/Notes	225,280	21,772	57,218	—
Foreign Government	—	—	—	22,019
Purchased Option	—	—	—	1,200
Short-Term Investments	100	122	125	7,142
U.S. Government and U.S. Government Agency	243,161	36,571	75,612	275,426
Level 3—Significant unobservable inputs
None	—	—	—	—
Liabilities
Level 1—Quoted Prices	—	—	—	—
None	—	—	—	—
Level 2—Other significant observable inputs	—	—	—	—
Written Options	—	—	—	(1,336)
Level 3—Significant unobservable inputs	—	—	—	—
None	—	—	—	—
Total investments in securities	$479,858	$61,227	$160,121	$970,845
Other financial instruments
Assets
Level 1—Quoted Prices
Futures Contracts	$—	$—	$—	$4,672
Level 2—Other significant observable inputs
Forward Foreign Currency Contracts	—	—	—	22,540
Swaps	—	—	—	3,359
Level 3—Significant unobservable inputs
None	—	—	—	—
Liabilities
Level 1—Quoted Prices
Futures Contracts	—	—	—	(6,621)
Level 2—Other significant observable inputs
Forward Foreign Currency Contracts	—	—	—	(7,771)
Swaps	—	—	—	(654)
U.S. Government and U.S. Government Agency	(14,353)	(4,824)	(14,473)	—
Level 3—Significant unobservable inputs
None	—	—	—	—
Total Other Financial Instruments	$(14,353)	$(4,824)	$(14,473)	$15,525

Level 1 Common Stocks are exchange-traded securities with a quoted price. See Portfolio of Investments for Sector Classification.

The fair value estimates for the Level 3 securities in the International Growth and Institutional International Growth Funds were determined in good faith by the Pricing Committee, pursuant to the Valuation Procedures adopted by the Board of Trustees. There were various factors considered in reaching this fair value determination, including, but not limited to, the following: the type of security, the extent of public trading of the security, information obtained from a broker-dealer for the security, and analysis of the company’s performance and market trends that influence its performance. Level 3 securities represented 0.00% and 0.00% as a percentage of Net Assets in the International Growth and Institutional International Growth Funds, respectively.

5

(3) Financial Derivative Instruments

Each Fund may use derivative instruments to maintain liquidity, to provide hedging, or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in each Fund’s prospectus. Macro Allocation Fund may also use derivative instruments to obtain investment exposures.

Derivative transactions carry counterparty risk as they are based on contracts between a Fund and the applicable counterparty. For exchange-traded or cleared derivative contracts, such counterparty risk is limited due to the role of the exchange or clearinghouse. OTC derivative contracts, however, are exposed to counterparty risk in the amount of unrealized gains, net of collateral held, for the duration of the contract.

Macro Allocation Fund is subject to certain netting arrangements through International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDAs”). The ISDAs maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. The ISDAs cover certain OTC derivative securities entered into by Macro Allocation Fund with various counterparties and allow Macro Allocation Fund to close out and net its total exposure to a counterparty in the event of a default.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain the margin deposits on the futures contract.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other liquid assets equal to a certain percentage of the contract amount (initial margin deposit). Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Fund and a cash payment is either made to or received from the broker. Futures held through swaps are marked to market daily, however, a Fund does not make or receive cash payments to/from the broker. Gains or losses are recognized but not considered realized until the contracts expire or are closed.

Options

The purchase or sale of an option by a Fund involves the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, either to purchase or sell the underlying security, commodity, or other instrument for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so the investor loses its premium. Writing options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the amount of the premium paid (which could result in a potentially unlimited loss). OTC options also involve counterparty credit risk.

Forward Foreign Currency Contracts

The Global Equity, International Equity and Multi-Asset and Alternative Funds may enter into forward foreign currency contracts. When entering into a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. A Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk, credit risk, or both kinds of risks in excess of the amount recognized in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from the price movements in currencies.

6

Swap Contracts

Swap agreements may include total return, interest rate, securities index, commodity, security, currency exchange rate, credit default index, volatility and variance swaps. Cleared swaps are transacted through futures commission merchants that are members of central clearing houses with the clearing house serving as a central counterparty similar to transactions in futures contracts. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the change in the value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may cause a Fund to lose money. To the extent permitted by its investment policies and restrictions, a Fund may invest in the following types of swaps:

Credit Default Swaps—A Fund may invest in credit default swaps as a means of “buying” credit protection (i.e., attempting to mitigate the risk of default or credit quality deterioration in some portion of a Fund’s holdings) or “selling” credit protection (i.e., attempting to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer). A credit default swap is a contract between a buyer and a seller of protection against a pre-defined credit event (e.g., a ratings downgrade or default) on an underlying reference obligation, which may be a single debt instrument or baskets or indices of securities. A Fund may be a buyer or seller of a credit default swap. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. A Fund adds leverage to its portfolio because the Fund is subject to investment exposure on the notional amount of the swap. The maximum potential amount of future payments that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as an indicator of the payment performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, typically represent deterioration of the referenced entities’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap.

Interest Rate Swap—A Fund may invest in interest rate swaps to gain or mitigate exposure to changes in interest rates. Interest rate swap agreements involve a commitment between parties to pay either a fixed interest rate or a floating interest rate based on a notional amount of principal. The parties make payments at predetermined intervals throughout the life of the swap. As a payer, a Fund would make the fixed payment and receive the floating payment. As a receiver, a Fund would make the floating payment and receive the fixed payment.

Total Return Swap—A Fund may invest in total return swaps to gain or mitigate exposure to an underlying security, or securities. Total return swap agreements may involve commitments to pay interest in exchange for the return on the underlying security, or securities. At maturity, a net cash flow is exchanged between the parties based on the total return of the underlying security, or securities, less a financing rate. As a receiver, a Fund would receive a payment for a positive return and would make a payment for a negative return. As a payer in the transaction, a Fund would make a payment for a positive return and would receive a payment for a negative return.

Variance Swap—A Fund may invest in variance swaps in order to gain or mitigate its exposure to an underlying reference entity such as a broad based index. A variance swap is an agreement between two parties to exchange cash flows based on the measured variance of a reference entity. The payer agrees to exchange the fixed rate, which is the variance strike price of the reference entity, to the receiver for the floating rate, which is the realized variance price of the reference entity. At the time the trade is originated, the agreed upon variance strike price is generally set so that the fair value of the swap is near zero. At maturity, a net cash flow is exchanged between the parties based on the difference between the final realized variance price of the swap and the variance strike price multiplied by the notional, or vega amount. As a receiver of the floating rate, a Fund would receive a payment if the final realized variance price is greater than the variance strike price and would make a payment if the final realized variance price is less than the variance strike price. As a payer of the floating rate, a Fund would receive a payment if the final realized variance price is less than the variance strike price and would make a payment if the final realized variance price is greater than the variance strike price.

7

Item 2. Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

William Blair Funds

By:	/s/ Stephanie G. Braming
Stephanie G. Braming Principal Executive Officer

Date: November 28, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephanie G. Braming
Stephanie G. Braming Principal Executive Officer

Date: November 28, 2018

By:	/s/ Colette M. Garavalia
Colette M. Garavalia
Principal Financial Officer

Date: November 28, 2018